UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Equity Fund

SEMIANNUAL REPORT

April 30, 2012

LGE-SEM

MFS® GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Linde AG	3.2%
Nestle S.A.	3.0%
Walt Disney Co.	2.5%
Reckitt Benckiser Group PLC	2.5%
Heineken N.V.	2.5%
Diageo PLC	2.4%
Honeywell International, Inc.	2.0%
Accenture PLC, “A”	1.9%
Oracle Corp.	1.9%
Groupe Danone	1.9%

Equity sectors
Consumer Staples	19.7%
Financial Services	14.1%
Health Care	11.5%
Basic Materials	9.1%
Retailing	8.8%
Technology	8.1%
Industrial Goods & Services	7.2%
Leisure	6.3%
Special Products & Services	4.2%
Transportation	3.7%
Energy	3.1%
Autos & Housing	1.5%
Utilities & Communications	0.3%
Issuer country weightings (x)
United States	47.7%
United Kingdom	10.8%
France	9.6%
Switzerland	8.4%
Germany	7.6%
Japan	4.3%
Netherlands	4.2%
Canada	1.7%
Sweden	1.4%
Other Countries	4.3%

Currency exposure weightings (y)
United States Dollar	50.6%
Euro	22.1%
British Pound Sterling	10.3%
Swiss Franc	8.4%
Japanese Yen	4.3%
Swedish Krona	1.4%
South Korean Won	1.3%
Danish Krone	0.7%
Czech Koruna	0.5%
Other Currencies	0.4%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	1.34%	$1,000.00	$1,101.42	$7.00
	Hypothetical (h)	1.34%	$1,000.00	$1,018.20	$6.72
B	Actual	2.09%	$1,000.00	$1,097.68	$10.90
	Hypothetical (h)	2.09%	$1,000.00	$1,014.47	$10.47
C	Actual	2.09%	$1,000.00	$1,098.11	$10.90
	Hypothetical (h)	2.09%	$1,000.00	$1,014.47	$10.47
I	Actual	1.09%	$1,000.00	$1,102.94	$5.70
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
R1	Actual	2.09%	$1,000.00	$1,098.60	$10.91
	Hypothetical (h)	2.09%	$1,000.00	$1,014.47	$10.47
R2	Actual	1.59%	$1,000.00	$1,100.89	$8.31
	Hypothetical (h)	1.59%	$1,000.00	$1,016.96	$7.97
R3	Actual	1.34%	$1,000.00	$1,101.62	$7.00
	Hypothetical (h)	1.34%	$1,000.00	$1,018.20	$6.72
R4	Actual	1.09%	$1,000.00	$1,102.88	$5.70
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.6%
Issuer	Shares/Par	Value ($)

Aerospace - 3.5%
Honeywell International, Inc.	265,398	$16,099,044
United Technologies Corp.	148,198	12,098,885

		$28,197,929
Alcoholic Beverages - 6.7%
Carlsberg Group	67,694	$5,834,485
Diageo PLC	752,592	18,943,628
Heineken N.V. (l)	361,036	19,744,577
Pernod Ricard S.A.	93,623	9,717,254

		$54,239,944
Apparel Manufacturers - 3.9%
Burberry Group PLC	134,736	$3,247,146
Compagnie Financiere Richemont S.A.	144,254	8,916,046
LVMH Moet Hennessy Louis Vuitton S.A. (l)	90,744	15,032,746
NIKE, Inc., “B”	36,370	4,068,712

		$31,264,650
Automotive - 0.7%
Delphi Automotive PLC (a)	131,086	$4,023,029
Harley-Davidson, Inc.	33,510	1,753,578

		$5,776,607
Broadcasting - 5.7%
Omnicom Group, Inc.	212,333	$10,894,806
Viacom, Inc., “B”	71,072	3,297,030
Walt Disney Co.	471,955	20,345,980
WPP Group PLC	810,394	10,962,095

		$45,499,911
Brokerage & Asset Managers - 0.7%
Deutsche Boerse AG	85,424	$5,363,183

Business Services - 4.0%
Accenture PLC, “A”	240,776	$15,638,401
Adecco S.A.	79,874	3,889,639
Brenntag AG	29,673	3,696,074
Compass Group PLC	884,881	9,248,312

		$32,472,426

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.7%
3M Co.	156,596	$13,993,419

Computer Software - 3.4%
Autodesk, Inc. (a)	146,346	$5,761,642
Dassault Systemes S.A.	64,076	6,218,812
Oracle Corp.	531,653	15,625,282

		$27,605,736
Computer Software - Systems - 1.0%
Canon, Inc.	176,600	$7,996,181

Conglomerates - 0.2%
Smiths Group PLC	109,025	$1,893,222

Construction - 0.8%
Sherwin-Williams Co.	53,318	$6,413,089

Consumer Products - 6.6%
Beiersdorf AG (l)	47,523	$3,334,028
Colgate-Palmolive Co.	110,654	10,948,107
International Flavors & Fragrances, Inc.	77,135	4,644,298
Procter & Gamble Co.	93,195	5,930,930
Reckitt Benckiser Group PLC	345,378	20,105,635
Svenska Cellulosa Aktiebolaget	528,788	8,378,725

		$53,341,723
Electrical Equipment - 3.7%
Amphenol Corp., “A”	126,718	$7,367,385
Legrand S.A.	281,068	9,487,267
Rockwell Automation, Inc.	25,111	1,942,085
Schneider Electric S.A.	176,258	10,828,043

		$29,624,780
Electronics - 2.7%
Hoya Corp.	297,200	$6,834,319
Microchip Technology, Inc.	127,135	4,492,951
Samsung Electronics Co. Ltd.	8,470	10,371,661

		$21,698,931
Energy - Independent - 0.8%
INPEX Corp.	992	$6,604,959

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 0.3%
Royal Dutch Shell PLC	77,123	$2,743,097

Food & Beverages - 6.4%
Dr Pepper Snapple Group, Inc.	137,269	$5,570,376
Groupe Danone	216,218	15,211,943
J.M. Smucker Co.	84,905	6,760,985
Nestle S.A.	390,017	23,891,307

		$51,434,611
Food & Drug Stores - 2.1%
Lawson, Inc.	35,500	$2,346,788
Tesco PLC	815,001	4,197,478
Walgreen Co.	302,294	10,598,428

		$17,142,694
Gaming & Lodging - 0.6%
William Hill PLC	1,002,228	$4,577,015

General Merchandise - 1.2%
Target Corp.	165,976	$9,616,649

Insurance - 1.2%
AXA	272,816	$3,864,054
Swiss Re Ltd.	94,068	5,897,063

		$9,761,117
Major Banks - 5.4%
Bank of New York Mellon Corp.	501,218	$11,853,806
Goldman Sachs Group, Inc.	69,893	8,048,179
Standard Chartered PLC	401,746	9,819,023
State Street Corp.	305,005	14,097,331

		$43,818,339
Medical Equipment - 7.2%
DENTSPLY International, Inc.	167,196	$6,865,068
Medtronic, Inc.	258,549	9,876,572
Sonova Holding AG	37,283	4,115,856
St. Jude Medical, Inc.	347,935	13,472,043
Thermo Fisher Scientific, Inc.	263,144	14,643,964
Waters Corp. (a)	103,088	8,670,732

		$57,644,235

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.0%
Cisco Systems, Inc.	412,416	$8,310,182

Oil Services - 2.0%
National Oilwell Varco, Inc.	100,706	$7,629,487
Schlumberger Ltd.	115,159	8,537,888

		$16,167,375
Other Banks & Diversified Financials - 6.8%
Aeon Credit Service Co. Ltd. (l)	151,600	$2,646,780
American Express Co.	147,415	8,875,857
Banco Santander Brasil S.A., ADR	407,529	3,288,759
Credicorp Ltd.	14,285	1,870,049
Erste Group Bank AG	158,743	3,655,178
ICICI Bank Ltd.	191,818	3,211,587
Julius Baer Group Ltd.	168,384	6,446,696
Komercni Banka A.S.	21,426	3,939,972
UBS AG (a)	509,622	6,361,502
Visa, Inc., “A”	119,139	14,651,714

		$54,948,094
Pharmaceuticals - 4.3%
Bayer AG (l)	190,958	$13,449,950
Johnson & Johnson	82,921	5,397,328
Merck KGaA	85,985	9,446,922
Roche Holding AG	32,780	5,987,907

		$34,282,107
Railroad & Shipping - 2.0%
Canadian National Railway Co.	163,302	$13,926,395
Kuehne & Nagel International AG	16,605	2,017,883

		$15,944,278
Specialty Chemicals - 7.4%
Akzo Nobel N.V.	207,249	$11,106,473
L’Air Liquide S.A.	56,020	7,205,512
Linde AG	150,300	25,724,507
Praxair, Inc.	63,680	7,367,776
Shin-Etsu Chemical Co. Ltd.	140,700	8,112,201

		$59,516,469
Specialty Stores - 1.6%
Hennes & Mauritz AB, “B”	88,207	$3,030,217
Sally Beauty Holdings, Inc. (a)	183,751	4,887,777

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Urban Outfitters, Inc. (a)	162,831	$4,715,586

		$12,633,580
Trucking - 1.7%
United Parcel Service, Inc., “B”	174,395	$13,627,225

Utilities - Electric Power - 0.3%
Red Electrica de Espana	51,097	$2,224,584
Total Common Stocks (Identified Cost, $636,431,690)		$786,378,341

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	15,153,483	$15,153,483

Collateral for Securities Loaned - 3.4%
Morgan Stanley Repurchase Agreement, 0.20%, dated 4/30/12, due 5/01/12, total to be received $27,544,563 (secured by U.S. Treasury and Federal Agency obligations valued at $28,095,308 in an individually traded account), at Cost and Value	27,544,410	$27,544,410
Total Investments (Identified Cost, $679,129,583)		$829,076,234

Other Assets, Less Liabilities - (2.9)%		(23,632,874)
Net Assets - 100.0%		$805,443,360

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $663,976,100)	$813,922,751
Underlying affiliated funds, at cost and value	15,153,483
Total investments, at value, including $25,638,050 of securities on loan (identified cost, $679,129,583)	$829,076,234
Receivables for
Investments sold	2,770,846
Fund shares sold	3,972,617
Interest and dividends	3,160,194
Other assets	4,887
Total assets	$838,984,778
Liabilities
Payable to custodian	$3,790
Payables for
Investments purchased	4,851,792
Fund shares reacquired	695,810
Collateral for securities loaned, at value	27,544,410
Payable to affiliates
Investment adviser	80,679
Shareholder servicing costs	242,285
Distribution and service fees	17,094
Payable for independent Trustees’ compensation	31,560
Accrued expenses and other liabilities	73,998
Total liabilities	$33,541,418
Net assets	$805,443,360
Net assets consist of
Paid-in capital	$658,278,812
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	149,988,394
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(6,368,625)
Undistributed net investment income	3,544,779
Net assets	$805,443,360
Shares of beneficial interest outstanding	31,155,254

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$340,201,050	13,183,895	$25.80
Class B	19,656,539	814,877	24.12
Class C	31,426,188	1,351,937	23.25
Class I	334,108,273	12,664,624	26.38
Class R1	3,418,213	144,719	23.62
Class R2	24,599,588	977,859	25.16
Class R3	17,786,687	693,086	25.66
Class R4	34,246,822	1,324,257	25.86

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.37 [100 / 94.25 x $25.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,819,659
Interest	79,490
Dividends from underlying affiliated funds	4,773
Foreign taxes withheld	(510,819)
Total investment income	$8,393,103
Expenses
Management fee	$3,198,446
Distribution and service fees	724,744
Shareholder servicing costs	411,148
Administrative services fee	59,070
Independent Trustees’ compensation	12,717
Custodian fee	75,344
Shareholder communications	18,138
Audit and tax fees	28,396
Legal fees	5,203
Miscellaneous	76,488
Total expenses	$4,609,694
Reduction of expenses by investment adviser	(1,242)
Net expenses	$4,608,452
Net investment income	$3,784,651
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$1,175,938
Foreign currency transactions	(17,022)
Net realized gain (loss) on investments and foreign currency transactions	$1,158,916
Change in unrealized appreciation (depreciation)
Investments	$66,216,855
Translation of assets and liabilities in foreign currencies	(15,046)
Net unrealized gain (loss) on investments and foreign currency translation	$66,201,809
Net realized and unrealized gain (loss) on investments and foreign currency	$67,360,725
Change in net assets from operations	$71,145,376

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
From operations
Net investment income	$3,784,651	$5,920,784
Net realized gain (loss) on investments and foreign currency transactions	1,158,916	13,671,347
Net unrealized gain (loss) on investments and foreign currency translation	66,201,809	(1,430,930)
Change in net assets from operations	$71,145,376	$18,161,201
Distributions declared to shareholders
From net investment income	$(6,000,003)	$(2,950,086)
From net realized gain on investments	(4,260,125)	—
Total distributions declared to shareholders	$(10,260,128)	$(2,950,086)
Change in net assets from fund share transactions	$48,762,254	$112,590,047
Total change in net assets	$109,647,502	$127,801,162
Net assets
At beginning of period	695,795,858	567,994,696
At end of period (including undistributed net investment income of $3,544,779 and $5,760,131, respectively)	$805,443,360	$695,795,858

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$23.79		$23.14	$20.30	$18.51	$31.71	$30.78
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.20	$0.14	$0.17	$0.27	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		0.55	2.88	3.02	(10.09)	4.54
Total from investment operations	$2.35		$0.75	$3.02	$3.19	$(9.82)	$4.87
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.10)	$(0.18)	$(0.29)	$(0.19)	$(0.63)
From net realized gain on investments	(0.15)		—	—	(1.11)	(3.19)	(3.31)
Total distributions declared to shareholders	$(0.34)		$(0.10)	$(0.18)	$(1.40)	$(3.38)	$(3.94)
Net asset value, end of period (x)	$25.80		$23.79	$23.14	$20.30	$18.51	$31.71
Total return (%) (r)(s)(t)(x)	10.14	(n)	3.23	14.97	18.90	(34.51)	17.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.37	1.43	1.53	1.44	1.46
Expenses after expense reductions (f)	1.34	(a)	1.37	1.43	1.53	1.44	1.46
Net investment income	1.00	(a)	0.82	0.63	0.99	1.05	1.10
Portfolio turnover	8		16	26	17	23	27
Net assets at end of period (000 omitted)	$340,201		$310,964	$305,179	$285,345	$260,535	$474,901

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$22.13		$21.61	$18.97	$17.25	$29.79	$29.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.01	$(0.02)	$0.04	$0.06	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		0.51	2.69	2.83	(9.41)	4.25
Total from investment operations	$2.14		$0.52	$2.67	$2.87	$(9.35)	$4.37
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.03)	$(0.04)	$—	$(0.39)
From net realized gain on investments	(0.15)		—	—	(1.11)	(3.19)	(3.31)
Total distributions declared to shareholders	$(0.15)		$—	$(0.03)	$(1.15)	$(3.19)	$(3.70)
Net asset value, end of period (x)	$24.12		$22.13	$21.61	$18.97	$17.25	$29.79
Total return (%) (r)(s)(t)(x)	9.77	(n)	2.41	14.10	18.04	(34.99)	16.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.12	2.18	2.29	2.19	2.21
Expenses after expense reductions (f)	2.09	(a)	2.12	2.18	2.29	2.19	2.21
Net investment income (loss)	0.20	(a)	0.06	(0.12)	0.25	0.25	0.41
Portfolio turnover	8		16	26	17	23	27
Net assets at end of period (000 omitted)	$19,657		$20,797	$25,796	$29,964	$38,111	$102,296

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.37		$20.87	$18.35	$16.79	$29.11	$28.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.01	$(0.02)	$0.04	$0.07	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		0.49	2.60	2.73	(9.17)	4.20
Total from investment operations	$2.07		$0.50	$2.58	$2.77	$(9.10)	$4.28
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$(0.06)	$(0.10)	$(0.03)	$(0.44)
From net realized gain on investments	(0.15)		—	—	(1.11)	(3.19)	(3.31)
Total distributions declared to shareholders	$(0.19)		$—	$(0.06)	$(1.21)	$(3.22)	$(3.75)
Net asset value, end of period (x)	$23.25		$21.37	$20.87	$18.35	$16.79	$29.11
Total return (%) (r)(s)(t)(x)	9.81	(n)	2.40	14.12	18.02	(34.99)	16.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.12	2.18	2.28	2.19	2.21
Expenses after expense reductions (f)	2.09	(a)	2.12	2.18	2.28	2.19	2.21
Net investment income (loss)	0.24	(a)	0.07	(0.11)	0.24	0.30	0.29
Portfolio turnover	8		16	26	17	23	27
Net assets at end of period (000 omitted)	$31,426		$28,756	$28,424	$27,990	$26,139	$50,903

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$24.35		$23.68	$20.76	$18.92	$32.33	$31.32
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.27	$0.21	$0.23	$0.34	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	2.28		0.55	2.94	3.08	(10.30)	4.62
Total from investment operations	$2.44		$0.82	$3.15	$3.31	$(9.96)	$5.02
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.15)	$(0.23)	$(0.36)	$(0.26)	$(0.70)
From net realized gain on investments	(0.15)		—	—	(1.11)	(3.19)	(3.31)
Total distributions declared to shareholders	$(0.41)		$(0.15)	$(0.23)	$(1.47)	$(3.45)	$(4.01)
Net asset value, end of period (x)	$26.38		$24.35	$23.68	$20.76	$18.92	$32.33
Total return (%) (r)(s)(x)	10.29	(n)	3.47	15.26	19.23	(34.34)	17.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.12	1.17	1.29	1.19	1.21
Expenses after expense reductions (f)	1.09	(a)	1.12	1.17	1.28	1.19	1.21
Net investment income	1.28	(a)	1.08	0.96	1.33	1.32	1.31
Portfolio turnover	8		16	26	17	23	27
Net assets at end of period (000 omitted)	$334,108		$281,561	$159,723	$30,417	$49,022	$77,689

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.67		$21.16	$18.61	$17.02	$29.60	$29.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.01	$(0.02)	$0.03	$0.06	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.09		0.50	2.64	2.78	(9.31)	4.29
Total from investment operations	$2.11		$0.51	$2.62	$2.81	$(9.25)	$4.32
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$(0.07)	$(0.11)	$(0.14)	$(0.47)
From net realized gain on investments	(0.15)		—	—	(1.11)	(3.19)	(3.31)
Total distributions declared to shareholders	$(0.16)		$—	$(0.07)	$(1.22)	$(3.33)	$(3.78)
Net asset value, end of period (x)	$23.62		$21.67	$21.16	$18.61	$17.02	$29.60
Total return (%) (r)(s)(x)	9.86	(n)	2.41	14.13	18.05	(35.04)	16.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.12	2.18	2.27	2.23	2.33
Expenses after expense reductions (f)	2.09	(a)	2.12	2.18	2.27	2.23	2.30
Net investment income (loss)	0.18	(a)	0.03	(0.12)	0.22	0.26	0.12
Portfolio turnover	8		16	26	17	23	27
Net assets at end of period (000 omitted)	$3,418		$3,581	$4,405	$4,140	$3,304	$4,208

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$23.16		$22.55	$19.78	$18.06	$31.08	$30.27
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.14	$0.08	$0.12	$0.21	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		0.51	2.83	2.94	(9.88)	4.52
Total from investment operations	$2.29		$0.65	$2.91	$3.06	$(9.67)	$4.66
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.04)	$(0.14)	$(0.23)	$(0.16)	$(0.54)
From net realized gain on investments	(0.15)		—	—	(1.11)	(3.19)	(3.31)
Total distributions declared to shareholders	$(0.29)		$(0.04)	$(0.14)	$(1.34)	$(3.35)	$(3.85)
Net asset value, end of period (x)	$25.16		$23.16	$22.55	$19.78	$18.06	$31.08
Total return (%) (r)(s)(x)	10.09	(n)	2.90	14.80	18.59	(34.70)	16.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.62	1.68	1.78	1.71	1.88
Expenses after expense reductions (f)	1.59	(a)	1.62	1.68	1.78	1.71	1.85
Net investment income	0.77	(a)	0.58	0.37	0.74	0.83	0.48
Portfolio turnover	8		16	26	17	23	27
Net assets at end of period (000 omitted)	$24,600		$21,832	$21,201	$19,227	$17,298	$21,364

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$23.66		$23.02	$20.20	$18.41	$31.56	$30.71
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.20	$0.14	$0.16	$0.26	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		0.54	2.87	3.02	(10.05)	4.56
Total from investment operations	$2.35		$0.74	$3.01	$3.18	$(9.79)	$4.80
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.10)	$(0.19)	$(0.28)	$(0.17)	$(0.64)
From net realized gain on investments	(0.15)		—	—	(1.11)	(3.19)	(3.31)
Total distributions declared to shareholders	$(0.35)		$(0.10)	$(0.19)	$(1.39)	$(3.36)	$(3.95)
Net asset value, end of period (x)	$25.66		$23.66	$23.02	$20.20	$18.41	$31.56
Total return (%) (r)(s)(x)	10.16	(n)	3.21	14.97	18.94	(34.56)	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.37	1.43	1.52	1.47	1.61
Expenses after expense reductions (f)	1.34	(a)	1.37	1.43	1.52	1.47	1.61
Net investment income	1.05	(a)	0.83	0.65	0.96	1.04	0.81
Portfolio turnover	8		16	26	17	23	27
Net assets at end of period (000 omitted)	$17,787		$13,294	$13,903	$11,265	$8,939	$14,293

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$23.88		$23.22	$20.37	$18.56	$31.80	$30.86
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.25	$0.18	$0.22	$0.37	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		0.56	2.90	3.03	(10.17)	4.87
Total from investment operations	$2.39		$0.81	$3.08	$3.25	$(9.80)	$4.92
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.15)	$(0.23)	$(0.33)	$(0.25)	$(0.67)
From net realized gain on investments	(0.15)		—	—	(1.11)	(3.19)	(3.31)
Total distributions declared to shareholders	$(0.41)		$(0.15)	$(0.23)	$(1.44)	$(3.44)	$(3.98)
Net asset value, end of period (x)	$25.86		$23.88	$23.22	$20.37	$18.56	$31.80
Total return (%) (r)(s)(x)	10.29	(n)	3.50	15.21	19.25	(34.40)	17.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.12	1.18	1.28	1.23	1.31
Expenses after expense reductions (f)	1.09	(a)	1.12	1.18	1.28	1.23	1.31
Net investment income	1.42	(a)	1.04	0.85	1.25	1.39	0.23
Portfolio turnover	8		16	26	17	23	27
Net assets at end of period (000 omitted)	$34,247		$15,009	$9,364	$631	$552	$5,297

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

22

Notes to Financial Statements (unaudited) – continued

valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

23

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$365,390,574	$—	$—	$365,390,574
United Kingdom	87,016,585	—	—	87,016,585
France	77,565,632	—	—	77,565,632
Switzerland	67,523,900	—	—	67,523,900
Germany	61,014,665	—	—	61,014,665
Japan	—	34,541,227	—	34,541,227
Netherlands	33,594,146	—	—	33,594,146
Canada	13,926,395	—	—	13,926,395
Sweden	11,408,941	—	—	11,408,941
Other Countries	24,024,614	10,371,662	—	34,396,276
Short Term Securities	—	27,544,410	—	27,544,410
Mutual Funds	15,153,483	—	—	15,153,483
Total Investments	$756,618,935	$72,457,299	$—	$829,076,234

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $291,409,644 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The

24

Notes to Financial Statements (unaudited) – continued

fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

25

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended April 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$2,950,086

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$714,200,998
Gross appreciation	164,617,526
Gross depreciation	(49,742,290)
Net unrealized appreciation (depreciation)	$114,875,236

As of 10/31/11
Undistributed ordinary income	5,816,445
Undistributed long-term capital gains	4,259,589
Other temporary differences	475
Net unrealized appreciation (depreciation)	76,202,791

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/12	Year ended 10/31/11	Six months ended 4/30/12	Year ended 10/31/11
Class A	$2,520,166	$1,268,192	$1,879,697	$—
Class B	—	—	133,989	—
Class C	51,953	—	197,999	—
Class I	2,972,930	1,515,596	1,683,107	—
Class R1	2,105	—	24,167	—
Class R2	133,146	40,807	139,052	—
Class R3	120,603	62,007	89,395	—
Class R4	199,100	63,484	112,719	—
Total	$6,000,003	$2,950,086	$4,260,125	$—

27

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,214 for the six months ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$387,698
Class B	0.75%	0.25%	1.00%	1.00%	98,898
Class C	0.75%	0.25%	1.00%	1.00%	146,322
Class R1	0.75%	0.25%	1.00%	1.00%	17,176
Class R2	0.25%	0.25%	0.50%	0.50%	55,376
Class R3	—	0.25%	0.25%	0.25%	19,274
Total Distribution and Service Fees					$724,744

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase.

28

Notes to Financial Statements (unaudited) – continued

Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2012, were as follows:

Amount
Class A	$38,336
Class B	12,107
Class C	1,206

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2012, the fee was $144,185, which equated to 0.0406% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $266,963.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current

29

Notes to Financial Statements (unaudited) – continued

independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $678 and the Retirement Deferral plan resulted in an expense of $2,624. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $29,283 at April 30, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,919 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,242, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, in-kind transactions, and short-term obligations, aggregated $102,750,572 and $59,248,707, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,188,557	$29,584,134	2,506,534	$60,979,847
Class B	53,091	1,200,836	142,573	3,237,623
Class C	151,630	3,306,886	230,257	5,073,111
Class I	3,022,914	76,190,276	6,110,449	149,637,888
Class R1	13,447	291,975	27,346	606,745
Class R2	146,404	3,476,527	265,389	6,348,577
Class R3	172,026	4,125,210	200,561	4,734,719
Class R4	764,128	17,726,438	301,674	7,266,405
	5,512,197	$135,902,282	9,784,783	$237,884,915
Shares issued to shareholders in reinvestment of distributions
Class A	185,562	$4,087,924	48,458	$1,157,214
Class B	5,977	123,429	—	—
Class C	10,680	212,540	—	—
Class I	163,120	3,670,201	50,204	1,224,485
Class R1	1,299	26,272	—	—
Class R2	12,351	265,419	1,697	39,561
Class R3	9,585	209,998	2,611	62,007
Class R4	14,141	311,819	2,654	63,484
	402,715	$8,907,602	105,624	$2,546,751
Shares reacquired
Class A	(1,263,362)	$(30,120,487)	(2,668,160)	$(64,375,126)
Class B	(183,904)	(4,148,578)	(396,682)	(8,985,399)
Class C	(155,765)	(3,387,591)	(246,922)	(5,350,823)
Class I	(2,086,439)	(51,596,124)	(1,340,688)	(33,436,404)
Class R1	(35,251)	(786,039)	(70,302)	(1,558,239)
Class R2	(123,392)	(2,827,567)	(264,894)	(6,346,664)
Class R3	(50,424)	(1,217,687)	(245,177)	(5,878,516)
Class R4	(82,619)	(1,963,557)	(78,892)	(1,910,448)
	(3,981,156)	$(96,047,630)	(5,311,717)	$(127,841,619)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Net change
Class A	110,757	$3,551,571	(113,168)	$(2,238,065)
Class B	(124,836)	(2,824,313)	(254,109)	(5,747,776)
Class C	6,545	131,835	(16,665)	(277,712)
Class I	1,099,595	28,264,353	4,819,965	117,425,969
Class R1	(20,505)	(467,792)	(42,956)	(951,494)
Class R2	35,363	914,379	2,192	41,474
Class R3	131,187	3,117,521	(42,005)	(1,081,790)
Class R4	695,650	16,074,700	225,436	5,419,441
	1,933,756	$48,762,254	4,578,690	$112,590,047

Class R5 shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $2,501 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,616,851	103,765,371	(94,228,739)	15,153,483

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,773	$15,153,483

(8)	Redemption In-Kind

On February 27, 2012, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $13,288,305. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $5,111,953 for the fund.

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

34

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Utilities Fund

SEMIANNUAL REPORT

April 30, 2012

MMU-SEM

MFS® UTILITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
El Paso Corp.	3.9%
Comcast Corp.	3.8%
CMS Energy Corp.	3.1%
Virgin Media, Inc.	2.8%
Williams Cos., Inc.	2.7%
Public Service Enterprise Group, Inc.	2.6%
Energias De Portugal S.A.	2.6%
Edison International	2.5%
AES Corp.	2.3%
Calpine Corp.	2.1%

Top five industries (i)
Utilities-Electric Power	47.7%
Cable TV	11.1%
Telephone Services	10.1%
Natural Gas-Pipeline	9.8%
Telecommunications-Wireless	7.8%

Issuer country weightings (i)(x)
United States	65.7%
Brazil	8.6%
United Kingdom	3.8%
Spain	3.7%
Portugal	3.5%
Germany	2.5%
Chile	2.2%
Czech Republic	1.7%
Russia	1.3%
Other Countries	7.0%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	1.02%	$1,000.00	$1,055.61	$5.21
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
B	Actual	1.77%	$1,000.00	$1,051.40	$9.03
	Hypothetical (h)	1.77%	$1,000.00	$1,016.06	$8.87
C	Actual	1.77%	$1,000.00	$1,052.03	$9.03
	Hypothetical (h)	1.77%	$1,000.00	$1,016.06	$8.87
I	Actual	0.77%	$1,000.00	$1,057.34	$3.94
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87
R1	Actual	1.77%	$1,000.00	$1,051.47	$9.03
	Hypothetical (h)	1.77%	$1,000.00	$1,016.06	$8.87
R2	Actual	1.27%	$1,000.00	$1,054.47	$6.49
	Hypothetical (h)	1.27%	$1,000.00	$1,018.55	$6.37
R3	Actual	1.02%	$1,000.00	$1,055.68	$5.21
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
R4	Actual	0.77%	$1,000.00	$1,056.85	$3.94
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 91.6%
Issuer	Shares/Par	Value ($)

Broadcasting - 0.6%
Viacom, Inc., “B”	647,000	$30,014,330

Cable TV - 10.4%
Comcast Corp., “Special A”	5,697,490	$169,956,127
Liberty Global, Inc., “A” (a)	832,100	41,446,901
Telenet Group Holding N.V. (a)	1,027,274	44,064,402
Time Warner Cable, Inc.	1,079,279	86,827,996
Virgin Media, Inc.	5,048,509	123,991,381

		$466,286,807
Energy - Independent - 4.9%
Cabot Oil & Gas Corp.	521,870	$18,338,512
Energen Corp.	505,050	26,454,519
EQT Corp.	1,199,940	59,781,011
Occidental Petroleum Corp.	251,350	22,928,147
QEP Resources, Inc.	1,783,403	54,946,646
WPX Energy, Inc. (a)	2,037,188	35,793,393

		$218,242,228
Natural Gas - Distribution - 5.1%
AGL Resources, Inc.	500,435	$19,732,152
GDF SUEZ (l)	1,437,000	33,078,508
NiSource, Inc.	633,300	15,610,845
ONEOK, Inc.	156,930	13,478,718
Sempra Energy	1,380,440	89,369,686
Spectra Energy Corp.	1,848,170	56,812,746

		$228,082,655
Natural Gas - Pipeline - 9.8%
El Paso Corp.	5,820,015	$172,679,845
El Paso Pipeline Partners LP	129,310	4,379,730
Enagas S.A.	3,328,340	58,485,980
Enterprise Products Partners LP	130,340	6,717,724
Williams Cos., Inc.	3,551,710	120,864,691
Williams Partners LP	1,307,770	75,118,309

		$438,246,279

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.1%
Cheniere Energy, Inc. (a)	149,390	$2,735,331

Telecommunications - Wireless - 7.2%
American Tower Corp., REIT	700,670	$45,949,939
Cellcom Israel Ltd.	1,785,575	22,301,832
KDDI Corp.	332	2,171,971
Mobile TeleSystems OJSC, ADR	2,050,705	40,111,790
NII Holdings, Inc. (a)	1,367,040	19,131,725
SBA Communications Corp. (a)	990,080	53,206,899
TIM Participacoes S.A., ADR	2,626,664	78,616,054
Vodafone Group PLC	21,975,246	60,806,483

		$322,296,693
Telephone Services - 10.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	22,167,230	$37,095,039
CenturyLink, Inc.	1,125,847	43,412,660
China Unicom (Hong Kong) Ltd.	3,728,000	6,630,844
Crown Castle International Corp. (a)	550,760	31,178,524
Deutsche Telekom AG	2,161,590	24,369,663
Empresa Nacional de Telecomunicaciones S.A.	1,612,665	31,957,429
Frontier Communications Corp. (l)	2,512,670	10,151,187
Kabel Deutschland Holding AG (a)	653,921	41,202,332
PT XL Axiata Tbk	41,240,500	24,231,402
TDC A.S.	6,979,036	50,043,620
Telecom Italia S.p.A.	53,901,753	50,658,322
Telefonica Brasil S.A., ADR	2,666,061	75,902,757
Ziggo N.V.	794,230	24,979,416

		$451,813,195
Utilities - Electric Power - 43.4%
AES Corp. (a)	8,154,310	$102,091,961
Aguas Andinas S.A., “A”	58,050,081	38,400,888
American Electric Power Co., Inc.	2,389,780	92,819,055
Calpine Corp. (a)	5,131,815	96,221,531
CenterPoint Energy, Inc.	2,639,450	53,343,285
CEZ A.S.	1,903,500	76,753,985
Cheung Kong Infrastructure Holdings Ltd.	883,000	5,240,880
China Hydroelectric Corp., ADR (a)	836,143	1,237,492
China Longyuan Electric Power Group Corp.	2,425,000	1,915,958
CMS Energy Corp.	5,962,040	137,067,300
Companhia de Saneamento Basico do Estado de Sao Paulo	402,800	15,814,890
Companhia de Saneamento de Minas Gerais	1,749,000	40,803,730

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Companhia Energetica de Minas Gerais, IPS	1,063,500	$21,078,630
Companhia Paranaense de Energia, ADR	866,474	21,705,174
Companhia Paranaense de Energia, IPS	1,158,500	29,349,193
DTE Energy Co.	39,920	2,250,690
E.ON AG (l)	1,056,654	23,938,629
Edison International	2,515,310	110,698,793
EDP Renovaveis S.A. (a)	9,322,544	39,710,929
Empresa Electrica Del Norte Grande S.A.	5,952,193	15,921,595
Energias de Portugal S.A.	40,091,219	114,628,490
Energias do Brasil S.A.	4,665,100	32,623,762
Enersis S.A., ADR	479,092	9,711,195
Federal Grid Co. of Unified Energy System JSC	289,297,720	2,641,288
FirstEnergy Corp.	830,620	38,889,628
GenOn Energy, Inc. (a)	17,155,520	36,541,258
Iberdrola S.A.	10,569,222	49,204,514
ITC Holdings Corp.	80,430	6,230,108
JSC RusHydro	42,981,375	1,521,541
Light S.A.	2,516,920	32,746,434
National Grid PLC	4,535,134	48,981,258
NextEra Energy, Inc.	1,373,090	88,358,342
Northeast Utilities	1,151,910	42,355,731
NRG Energy, Inc. (a)	3,644,366	61,954,222
NV Energy, Inc.	1,570,203	26,143,880
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	382,560	10,707,715
OGE Energy Corp.	964,717	52,056,129
OJSC Enel OGK-5 (a)	66,410,462	4,748,348
Pinnacle West Capital Corp.	44,350	2,144,323
PPL Corp.	2,017,170	55,169,600
Public Service Enterprise Group, Inc.	3,801,212	118,407,754
Red Electrica de Espana	1,367,725	59,545,949
RWE AG	562,887	24,196,912
SSE PLC	2,003,233	42,946,328
Territorial Generation Co. No. 1	13,905,739,131	4,032,664
Tractebel Energia S.A.	2,102,500	36,233,835
United Utilities Group PLC	1,123,284	11,275,116
Wholesale Generation Co. (a)	71,859,819	6,488,942

		$1,946,849,854
Total Common Stocks (Identified Cost, $3,561,053,569)		$4,104,567,372

Bonds - 1.4%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 5.395%, 2023 (i)(z)	$842,030	$82,266

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 0.4%
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020 (z)	$18,020,000	$19,191,300

Utilities - Electric Power - 1.0%
GenOn Energy, Inc., 9.875%, 2020	$26,938,000	$25,321,720
NRG Energy, Inc., 7.875%, 2021	11,280,000	11,026,200
Viridian Group FundCo II, 11.125%, 2017 (z)	6,970,000	6,342,700

		$42,690,620
Total Bonds (Identified Cost, $61,992,758)		$61,964,186

Convertible Preferred Stocks - 3.3%
Utilities - Electric Power - 3.3%
Great Plains Energy, Inc., 12%	422,900	$25,995,663
NextEra Energy, Inc., 7%	700,150	37,738,085
PPL Corp., 9.5%	817,620	43,652,732
PPL Corp., 8.75%	804,450	41,413,086
Total Convertible Preferred Stocks (Identified Cost, $148,088,920)		$148,799,566

Convertible Bonds - 1.3%
Cable TV - 0.7%
Virgin Media, Inc., 6.5%, 2016	$20,212,000	$30,570,650

Telecommunications - Wireless - 0.6%
SBA Communications Corp., 4%, 2014	$14,195,000	$26,065,569
Total Convertible Bonds (Identified Cost, $42,913,366)		$56,636,219

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	84,984,715	$84,984,715

Collateral for Securities Loaned - 0.9%
Morgan Stanley Repurchase Agreement, 0.20%, dated 4/30/12, due 5/01/12, total to be received $40,800,509, (secured by U.S. Treasury and Federal Agency obligations valued at $41,616,302 in an individually traded account), at Cost and Value	$40,800,282	$40,800,282
Total Investments (Identified Cost, $3,939,833,610)		$4,497,752,340

Other Assets, Less Liabilities - (0.4)%		(16,950,398)
Net Assets - 100.0%		$4,480,801,942

8

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020	4/10/12	$18,020,000	$19,191,300
Falcon Franchise Loan LLC, FRN, 5.395%, 2023	1/18/02	37,102	82,266
Viridian Group FundCo II, 11.125%, 2017	3/01/12	6,746,692	6,342,700
Total Restricted Securities			$25,616,266
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Deutsche Bank AG	127,129,065	6/04/12	$68,400,444	$66,218,032	$2,182,412
BUY	EUR	Deutsche Bank AG	2,908,030	7/13/12	3,846,038	3,850,860	4,822
BUY	EUR	UBS AG	1,615,781	7/13/12	2,119,872	2,139,643	19,771
SELL	GBP	Citibank N.A.	1,046,681	7/13/12	1,702,484	1,697,907	4,577

							$2,211,582

9

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	BRL	JP Morgan Chase Bank N.A	19,500,000	6/04/12	$10,500,808	$10,157,014	$(343,794)
BUY	EUR	Deutsche Bank AG	2,325,665	7/13/12	3,084,297	3,079,683	(4,614)
SELL	EUR	Barclays Bank PLC.	6,438,648	7/13/12	8,429,221	8,526,161	(96,940)
SELL	EUR	Citibank N.A.	18,104,761	7/13/12	23,726,942	23,974,614	(247,672)
SELL	EUR	Credit Suisse Group	30,430,833	7/13/12	39,847,736	40,296,995	(449,259)
SELL	EUR	Deutsche Bank AG	27,369,449	7/13/12	35,868,560	36,243,062	(374,502)
SELL	EUR	Goldman Sachs International	1,949,516	7/13/12	2,556,843	2,581,580	(24,737)
SELL	EUR	JP Morgan Chase Bank N.A	32,588,637	7/13/12	42,608,990	43,154,393	(545,403)
SELL	EUR	Merrill Lynch International Bank	12,214,506	7/13/12	15,994,505	16,174,644	(180,139)
SELL	EUR	UBS AG	172,818,435	6/15/12-7/13/12	226,744,233	228,809,027	(2,064,794)
SELL	GBP	Barclays Bank PLC.	50,444,830	7/13/12	80,051,237	81,830,695	(1,779,458)
SELL	GBP	Deutsche Bank AG	62,140,381	7/13/12	98,455,476	100,803,007	(2,347,531)
SELL	GBP	UBS AG	1,731,201	7/13/12	2,767,939	2,808,323	(40,384)

							$(8,499,227)

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,854,848,895)	$4,412,767,625
Underlying affiliated funds, at cost and value	84,984,715
Total investments, at value, including $38,225,363 of securities on loan (identified cost, $3,939,833,610)	$4,497,752,340
Cash	1,947,130
Restricted cash	2,720,000
Receivables for
Forward foreign currency exchange contracts	2,211,582
Investments sold	30,442,092
Fund shares sold	10,782,147
Interest and dividends	17,003,253
Other assets	26,265
Total assets	$4,562,884,809
Liabilities
Payables for
Distributions	$1,586,432
Forward foreign currency exchange contracts	8,499,227
Investments purchased	21,483,463
Fund shares reacquired	6,916,097
Collateral for securities loaned, at value	40,800,282
Payable to affiliates
Investment adviser	291,173
Shareholder servicing costs	1,951,773
Distribution and service fees	190,094
Payable for independent Trustees’ compensation	48,342
Accrued expenses and other liabilities	315,984
Total liabilities	$82,082,867
Net assets	$4,480,801,942
Net assets consist of
Paid-in capital	$4,207,174,895
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	551,436,319
Accumulated net realized gain (loss) on investments and foreign currency transactions	(264,390,300)
Accumulated distributions in excess of net investment income	(13,418,972)
Net assets	$4,480,801,942
Shares of beneficial interest outstanding	252,625,937

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,563,879,903	144,457,060	$17.75
Class B	249,454,439	14,106,163	17.68
Class C	695,577,797	39,329,804	17.69
Class I	419,555,558	23,575,512	17.80
Class R1	12,470,269	706,110	17.66
Class R2	114,533,330	6,466,138	17.71
Class R3	361,490,267	20,390,184	17.73
Class R4	63,840,379	3,594,966	17.76

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.83 [100 / 94.25 x $17.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$64,501,286
Interest	3,865,868
Dividends from underlying affiliated funds	68,534
Foreign taxes withheld	(2,215,793)
Total investment income	$66,219,895
Expenses
Management fee	$12,174,592
Distribution and service fees	8,199,597
Shareholder servicing costs	2,620,891
Administrative services fee	305,817
Independent Trustees’ compensation	33,218
Custodian fee	450,364
Shareholder communications	108,144
Audit and tax fees	26,760
Legal fees	27,213
Miscellaneous	190,069
Total expenses	$24,136,665
Fees paid indirectly	(520)
Reduction of expenses by investment adviser	(7,327)
Net expenses	$24,128,818
Net investment income	$42,091,077
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$104,454,067
Foreign currency transactions	11,685,253
Net realized gain (loss) on investments and foreign currency transactions	$116,139,320
Change in unrealized appreciation (depreciation)
Investments	$71,040,631
Translation of assets and liabilities in foreign currencies	2,169,919
Net unrealized gain (loss) on investments and foreign currency translation	$73,210,550
Net realized and unrealized gain (loss) on investments and foreign currency	$189,349,870
Change in net assets from operations	$231,440,947

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
From operations
Net investment income	$42,091,077	$124,955,283
Net realized gain (loss) on investments and foreign currency transactions	116,139,320	294,068,786
Net unrealized gain (loss) on investments and foreign currency translation	73,210,550	(102,126,526)
Change in net assets from operations	$231,440,947	$316,897,543
Distributions declared to shareholders
From net investment income	$(70,083,016)	$(107,809,098)
Change in net assets from fund share transactions	$364,839,784	$581,958,186
Total change in net assets	$526,197,715	$791,046,631
Net assets
At beginning of period	3,954,604,227	3,163,557,596
At end of period (including accumulated distributions in excess of net investment income of $13,418,972 and undistributed net investment income of $14,572,967, respectively)	$4,480,801,942	$3,954,604,227

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.11		$16.01	$13.79	$12.04	$20.71	$15.33
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.61	$0.47	$0.54	$0.34	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		1.02	2.26	1.75	(7.53)	5.38
Total from investment operations	$0.94		$1.63	$2.73	$2.29	$(7.19)	$5.73
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.53)	$(0.51)	$(0.47)	$(0.41)	$(0.35)
From net realized gain on investments	—		—	—	(0.07)	(1.07)	—
Total distributions declared to shareholders	$(0.30)		$(0.53)	$(0.51)	$(0.54)	$(1.48)	$(0.35)
Net asset value, end of period (x)	$17.75		$17.11	$16.01	$13.79	$12.04	$20.71
Total return (%) (r)(s)(t)(x)	5.56	(n)	10.26	20.17	19.78	(37.21)	37.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.04	1.07	1.10	1.05	1.05
Expenses after expense reductions (f)	1.02	(a)	1.04	1.07	1.10	1.04	1.05
Net investment income	2.17	(a)(l)	3.62	3.20	4.44	1.95	1.92
Portfolio turnover	23		51	54	71	73	86
Net assets at end of period (000 omitted)	$2,563,880		$2,343,368	$1,947,269	$1,766,611	$1,593,003	$2,479,305

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.05		$15.95	$13.75	$12.00	$20.64	$15.28
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.49	$0.36	$0.47	$0.21	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		1.01	2.24	1.73	(7.51)	5.38
Total from investment operations	$0.87		$1.50	$2.60	$2.20	$(7.30)	$5.58
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.40)	$(0.40)	$(0.38)	$(0.27)	$(0.22)
From net realized gain on investments	—		—	—	(0.07)	(1.07)	—
Total distributions declared to shareholders	$(0.24)		$(0.40)	$(0.40)	$(0.45)	$(1.34)	$(0.22)
Net asset value, end of period (x)	$17.68		$17.05	$15.95	$13.75	$12.00	$20.64
Total return (%) (r)(s)(t)(x)	5.14	(n)	9.47	19.18	18.94	(37.68)	36.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.79	1.82	1.85	1.79	1.80
Expenses after expense reductions (f)	1.77	(a)	1.79	1.82	1.85	1.78	1.80
Net investment income	1.42	(a)(l)	2.88	2.45	3.86	1.20	1.13
Portfolio turnover	23		51	54	71	73	86
Net assets at end of period (000 omitted)	$249,454		$233,107	$209,277	$196,483	$239,127	$593,215

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.05		$15.96	$13.75	$12.01	$20.65	$15.30
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.48	$0.36	$0.45	$0.21	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		1.01	2.25	1.74	(7.51)	5.36
Total from investment operations	$0.88		$1.49	$2.61	$2.19	$(7.30)	$5.57
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.40)	$(0.40)	$(0.38)	$(0.27)	$(0.22)
From net realized gain on investments	—		—	—	(0.07)	(1.07)	—
Total distributions declared to shareholders	$(0.24)		$(0.40)	$(0.40)	$(0.45)	$(1.34)	$(0.22)
Net asset value, end of period (x)	$17.69		$17.05	$15.96	$13.75	$12.01	$20.65
Total return (%) (r)(s)(t)(x)	5.20	(n)	9.41	19.27	18.86	(37.64)	36.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.79	1.82	1.85	1.80	1.80
Expenses after expense reductions (f)	1.77	(a)	1.79	1.82	1.85	1.79	1.80
Net investment income	1.42	(a)(l)	2.86	2.44	3.67	1.20	1.15
Portfolio turnover	23		51	54	71	73	86
Net assets at end of period (000 omitted)	$695,577		$608,042	$459,807	$299,351	$262,113	$402,178

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.15		$16.05	$13.82	$12.07	$20.74	$15.36
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.66	$0.50	$0.46	$0.39	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		1.01	2.27	1.86	(7.54)	5.38
Total from investment operations	$0.97		$1.67	$2.77	$2.32	$(7.15)	$5.78
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.57)	$(0.54)	$(0.50)	$(0.45)	$(0.40)
From net realized gain on investments	—		—	—	(0.07)	(1.07)	—
Total distributions declared to shareholders	$(0.32)		$(0.57)	$(0.54)	$(0.57)	$(1.52)	$(0.40)
Net asset value, end of period (x)	$17.80		$17.15	$16.05	$13.82	$12.07	$20.74
Total return (%) (r)(s)(x)	5.73	(n)	10.50	20.50	20.03	(36.99)	38.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.79	0.82	0.82	0.79	0.80
Expenses after expense reductions (f)	0.77	(a)	0.79	0.82	0.82	0.78	0.80
Net investment income	2.44	(a)(l)	3.88	3.37	3.60	2.17	2.17
Portfolio turnover	23		51	54	71	73	86
Net assets at end of period (000 omitted)	$419,556		$286,562	$155,487	$39,175	$10,141	$19,230

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.03		$15.94	$13.73	$11.99	$20.63	$15.28
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.48	$0.36	$0.44	$0.20	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		1.01	2.25	1.75	(7.50)	5.39
Total from investment operations	$0.87		$1.49	$2.61	$2.19	$(7.30)	$5.56
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.40)	$(0.40)	$(0.38)	$(0.27)	$(0.21)
From net realized gain on investments	—		—	—	(0.07)	(1.07)	—
Total distributions declared to shareholders	$(0.24)		$(0.40)	$(0.40)	$(0.45)	$(1.34)	$(0.21)
Net asset value, end of period (x)	$17.66		$17.03	$15.94	$13.73	$11.99	$20.63
Total return (%) (r)(s)(x)	5.15	(n)	9.42	19.28	18.90	(37.69)	36.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.79	1.82	1.84	1.83	1.92
Expenses after expense reductions (f)	1.77	(a)	1.79	1.82	1.84	1.83	1.90
Net investment income	1.43	(a)(l)	2.83	2.46	3.61	1.15	0.92
Portfolio turnover	23		51	54	71	73	86
Net assets at end of period (000 omitted)	$12,470		$11,686	$10,157	$9,674	$7,689	$9,017

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.07		$15.98	$13.77	$12.02	$20.67	$15.31
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.57	$0.43	$0.50	$0.29	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		1.01	2.25	1.76	(7.51)	5.38
Total from investment operations	$0.92		$1.58	$2.68	$2.26	$(7.22)	$5.65
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.49)	$(0.47)	$(0.44)	$(0.36)	$(0.29)
From net realized gain on investments	—		—	—	(0.07)	(1.07)	—
Total distributions declared to shareholders	$(0.28)		$(0.49)	$(0.47)	$(0.51)	$(1.43)	$(0.29)
Net asset value, end of period (x)	$17.71		$17.07	$15.98	$13.77	$12.02	$20.67
Total return (%) (r)(s)(x)	5.45	(n)	9.94	19.83	19.52	(37.35)	37.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.29	1.32	1.34	1.33	1.47
Expenses after expense reductions (f)	1.27	(a)	1.29	1.32	1.34	1.32	1.44
Net investment income	1.92	(a)(l)	3.37	2.93	4.12	1.69	1.49
Portfolio turnover	23		51	54	71	73	86
Net assets at end of period (000 omitted)	$114,534		$101,994	$79,748	$61,470	$49,039	$50,205

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.09		$15.99	$13.78	$12.03	$20.69	$15.32
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.61	$0.47	$0.54	$0.34	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		1.02	2.25	1.75	(7.53)	5.37
Total from investment operations	$0.94		$1.63	$2.72	$2.29	$(7.19)	$5.70
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.53)	$(0.51)	$(0.47)	$(0.40)	$(0.33)
From net realized gain on investments	—		—	—	(0.07)	(1.07)	—
Total distributions declared to shareholders	$(0.30)		$(0.53)	$(0.51)	$(0.54)	$(1.47)	$(0.33)
Net asset value, end of period (x)	$17.73		$17.09	$15.99	$13.78	$12.03	$20.69
Total return (%) (r)(s)(x)	5.57	(n)	10.27	20.12	19.80	(37.21)	37.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.04	1.07	1.10	1.07	1.20
Expenses after expense reductions (f)	1.02	(a)	1.04	1.07	1.09	1.07	1.20
Net investment income	2.16	(a)(l)	3.62	3.19	4.40	1.91	1.77
Portfolio turnover	23		51	54	71	73	86
Net assets at end of period (000 omitted)	$361,491		$324,613	$277,390	$39,450	$31,360	$41,574

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.12		$16.02	$13.80	$12.05	$20.71	$15.34
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.64	$0.52	$0.54	$0.36	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		1.03	2.24	1.78	(7.50)	5.35
Total from investment operations	$0.96		$1.67	$2.76	$2.32	$(7.14)	$5.75
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.57)	$(0.54)	$(0.50)	$(0.45)	$(0.38)
From net realized gain on investments	—		—	—	(0.07)	(1.07)	—
Total distributions declared to shareholders	$(0.32)		$(0.57)	$(0.54)	$(0.57)	$(1.52)	$(0.38)
Net asset value, end of period (x)	$17.76		$17.12	$16.02	$13.80	$12.05	$20.71
Total return (%) (r)(s)(x)	5.69	(n)	10.52	20.45	20.06	(37.01)	37.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.79	0.82	0.84	0.83	0.90
Expenses after expense reductions (f)	0.77	(a)	0.79	0.82	0.84	0.82	0.90
Net investment income	2.42	(a)(l)	3.78	3.51	4.38	2.12	2.12
Portfolio turnover	23		51	54	71	73	86
Net assets at end of period (000 omitted)	$63,840		$45,233	$24,422	$12,760	$5,537	$2,727

(a)	Annualized
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended October 31, 2009 would have each been lower by approximately 0.62%.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales

22

Notes to Financial Statements (unaudited) – continued

reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

23

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,722,552,825	$—	$—	$2,722,552,825
Brazil	384,874,458	—	—	384,874,458
Spain	167,236,443	—	—	167,236,443
United Kingdom	164,009,185	—	—	164,009,185
Portugal	154,339,419	—	—	154,339,419
Germany	113,707,536	—	—	113,707,536
Chile	95,991,107	—	—	95,991,107
Chzech Republic	76,753,992	—	—	76,753,992
Russia	40,111,790	19,432,783	—	59,544,573
Other Countries	312,185,429	2,171,971	—	314,357,400

24

Notes to Financial Statements (unaudited) – continued

Investments at Value (continued)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$112,175,439	$—	$112,175,439
Commercial Mortgage-Backed Securities	—	82,266	—	82,266
Foreign Bonds	—	6,342,700	—	6,342,700
Short Term Securities	—	40,800,282	—	40,800,282
Mutual Funds	84,984,715	—	—	84,984,715
Total Investments	$4,316,746,899	$181,005,441	$—	$4,497,752,340

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,287,645)	$—	$(6,287,645)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $15,269,954 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $768,398,888 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

25

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$2,211,582	$(8,499,227)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$12,188,994

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$2,398,306

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.

26

Notes to Financial Statements (unaudited) – continued

The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses

27

Notes to Financial Statements (unaudited) – continued

are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All

28

Notes to Financial Statements (unaudited) – continued

premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$107,809,098

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$3,989,100,929
Gross appreciation	702,578,313
Gross depreciation	(193,926,902)
Net unrealized appreciation (depreciation)	$508,651,411

As of 10/31/11
Undistributed ordinary income	25,656,605
Capital loss carryforwards	(339,922,654)
Other temporary differences	(11,081,509)
Net unrealized appreciation (depreciation)	437,616,674

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
12/31/17	$(286,330,065)
12/31/18	(53,592,589)
Total	$(339,922,654)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

30

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/12	Year ended 10/31/11
Class A	$42,655,507	$68,160,970
Class B	3,315,057	5,338,418
Class C	8,970,895	13,038,900
Class I	6,188,594	7,637,795
Class R1	167,430	268,161
Class R2	1,741,557	2,695,865
Class R3	6,011,106	9,504,441
Class R4	1,032,870	1,164,548
Total	$70,083,016	$107,809,098

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.60%
Average daily net assets in excess of $3 billion	0.55%

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until September 30, 2012. For the six months ended April 30, 2012, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $832,173 for the six months ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

31

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,045,800
Class B	0.75%	0.25%	1.00%	1.00%	1,190,432
Class C	0.75%	0.25%	1.00%	1.00%	3,210,254
Class R1	0.75%	0.25%	1.00%	1.00%	59,818
Class R2	0.25%	0.25%	0.50%	0.50%	266,561
Class R3	—	0.25%	0.25%	0.25%	426,732
Total Distribution and Service Fees					$8,199,597

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2012, were as follows:

Amount
Class A	$26,590
Class B	142,739
Class C	39,196

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2012, the fee was $585,609, which equated to 0.0282% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,035,282.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses

32

Notes to Financial Statements (unaudited) – continued

MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $399 and the Retirement Deferral plan resulted in an expense of $3,911. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $41,864 at April 30, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $22,334 and

33

Notes to Financial Statements (unaudited) – continued

are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,327, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,284,205,258 and $924,575,838, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	26,893,711	$462,433,593	45,247,653	$771,271,810
Class B	1,711,928	29,228,891	3,138,421	53,197,529
Class C	6,136,225	104,949,500	11,632,366	197,332,848
Class I	10,307,897	178,199,298	12,528,276	215,245,352
Class R1	138,701	2,367,209	248,016	4,180,912
Class R2	1,243,155	21,301,201	2,319,102	39,433,822
Class R3	2,521,392	43,035,650	4,089,399	69,770,333
Class R4	1,653,475	28,201,275	1,595,504	27,572,050
	50,606,484	$869,716,617	80,798,737	$1,378,004,656
Shares issued to shareholders in reinvestment of distributions
Class A	2,129,456	$36,722,639	3,396,801	$57,704,885
Class B	160,984	2,761,495	267,799	4,520,843
Class C	374,200	6,423,075	551,051	9,312,760
Class I	205,065	3,555,130	185,690	3,177,440
Class R1	9,774	167,430	15,893	268,006
Class R2	96,026	1,651,849	150,386	2,548,765
Class R3	349,028	6,011,106	560,400	9,504,431
Class R4	56,403	974,643	63,635	1,082,210
	3,380,936	$58,267,367	5,191,655	$88,119,340

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(21,550,506)	$(371,442,090)	(33,308,565)	$(563,243,302)
Class B	(1,440,595)	(24,580,066)	(2,849,918)	(48,095,172)
Class C	(2,843,397)	(48,834,514)	(5,336,141)	(90,049,573)
Class I	(3,644,633)	(63,179,754)	(5,695,783)	(94,232,792)
Class R1	(128,763)	(2,183,842)	(214,925)	(3,618,269)
Class R2	(846,766)	(14,516,476)	(1,486,922)	(25,268,672)
Class R3	(1,476,512)	(25,530,453)	(3,001,016)	(50,411,384)
Class R4	(757,718)	(12,877,005)	(541,238)	(9,246,646)
	(32,688,890)	$(563,144,200)	(52,434,508)	$(884,165,810)
Net change
Class A	7,472,661	$127,714,142	15,335,889	$265,733,393
Class B	432,317	7,410,320	556,302	9,623,200
Class C	3,667,028	62,538,061	6,847,276	116,596,035
Class I	6,868,329	118,574,674	7,018,183	124,190,000
Class R1	19,712	350,797	48,984	830,649
Class R2	492,415	8,436,574	982,566	16,713,915
Class R3	1,393,908	23,516,303	1,648,783	28,863,380
Class R4	952,160	16,298,913	1,117,901	19,407,614
	21,298,530	$364,839,784	33,555,884	$581,958,186

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $14,011 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	72,861,985	539,890,365	(527,767,635)	84,984,715

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$68,534	$84,984,715

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

37

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global Total Return Fund

SEMIANNUAL REPORT

April 30, 2012

MWT-SEM

MFS® GLOBAL TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 4.75% 2017	1.5%
Philip Morris International Inc.	1.5%
Lockheed Martin Corp.	1.4%
DDI Corp.	1.4%
Vodafone Group PLC	1.3%
Government of Japan, 1.1% 2020	1.3%
Heineken N.V.	1.3%
Nestle S.A.	1.2%
Pfizer, Inc.	1.2%
Government of Japan, 1.7% 2017	1.2%

Composition including fixed income credit quality (a)(i)
AAA	11.7%
AA	5.2%
A	5.1%
BBB	5.6%
B	0.1%
U.S. Government	3.1%
Federal Agencies	4.5%
Non-Fixed Income	59.9%
Cash & Other	4.8%

Equity sectors
Financial Services	10.5%
Consumer Staples	10.0%
Health Care	8.1%
Utilities & Communications	5.4%
Industrial Goods & Services	5.4%
Energy	4.4%
Technology	4.1%
Leisure	3.2%
Special Products & Services	3.0%
Basic Materials	1.9%
Retailing	1.5%
Autos & Housing	1.4%
Transportation	1.0%

Fixed income sectors (i)
Non-U.S. Government Bonds	18.0%
High Grade Corporates	5.4%
Mortgage-Backed Securities	4.0%
U.S. Treasury Securities	3.1%
Emerging Markets Bonds	2.9%
Commercial Mortgage-Backed Securities	1.3%
U.S. Government Agencies	0.5%
Collateralized Debt Obligations	0.1%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	46.6%
United Kingdom	12.4%
Japan	12.2%
Germany	4.5%
Switzerland	4.3%
Netherlands	3.0%
France	2.5%
Canada	2.3%
Italy	1.9%
Other Countries	10.3%

Currency exposure weightings (i)(y)
United States Dollar	46.3%
Euro	16.0%
Japanese Yen	15.5%
British Pound Sterling	11.6%
Swiss Franc	4.5%
Canadian Dollar	1.3%
South Korean Won	0.9%
Swedish Krona	0.8%
Australian Dollar	0.7%
Other Countries	2.4%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	1.25%	$1,000.00	$1,058.41	$6.40
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
B	Actual	2.00%	$1,000.00	$1,054.69	$10.22
	Hypothetical (h)	2.00%	$1,000.00	$1,014.92	$10.02
C	Actual	2.00%	$1,000.00	$1,054.67	$10.22
	Hypothetical (h)	2.00%	$1,000.00	$1,014.92	$10.02
I	Actual	1.00%	$1,000.00	$1,059.43	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R1	Actual	2.00%	$1,000.00	$1,054.93	$10.22
	Hypothetical (h)	2.00%	$1,000.00	$1,014.92	$10.02
R2	Actual	1.50%	$1,000.00	$1,057.62	$7.67
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
R3	Actual	1.25%	$1,000.00	$1,058.64	$6.40
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R4	Actual	1.00%	$1,000.00	$1,059.69	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.9%
Issuer	Shares/Par	Value ($)

Aerospace - 3.5%
Cobham PLC	807,781	$2,969,297
Honeywell International, Inc.	99,020	6,006,553
Lockheed Martin Corp.	131,350	11,892,429
Northrop Grumman Corp.	36,760	2,326,173
United Technologies Corp.	81,120	6,622,637

		$29,817,089
Alcoholic Beverages - 1.3%
Heineken N.V.	202,416	$11,069,857

Automotive - 0.6%
Johnson Controls, Inc.	72,040	$2,303,119
USS Co. Ltd.	26,870	2,717,188

		$5,020,307
Broadcasting - 2.0%
Fuji Television Network, Inc.	1,422	$2,396,215
Nippon Television Network Corp.	15,260	2,378,565
Omnicom Group, Inc.	76,150	3,907,257
Viacom, Inc., “B”	67,490	3,130,861
Walt Disney Co.	120,800	5,207,688

		$17,020,586
Brokerage & Asset Managers - 1.0%
Blackrock, Inc.	24,234	$4,642,750
Computershare Ltd.	180,506	1,576,206
Daiwa Securities Group, Inc.	666,000	2,507,085

		$8,726,041
Business Services - 3.0%
Accenture PLC, “A”	135,710	$8,814,365
Amadeus Holdings AG	194,659	3,978,427
Bunzl PLC	224,774	3,731,758
Compass Group PLC	451,220	4,715,915
Dun & Bradstreet Corp.	29,620	2,303,844
Nomura Research Institute Ltd.	110,800	2,539,558

		$26,083,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.4%
Comcast Corp., “Special A”	107,880	$3,218,060

Chemicals - 1.5%
3M Co.	61,620	$5,506,363
Givaudan S.A.	3,153	3,060,423
PPG Industries, Inc.	39,510	4,158,032

		$12,724,818
Computer Software - 0.7%
Oracle Corp.	203,110	$5,969,403

Computer Software - Systems - 1.3%
International Business Machines Corp.	39,830	$8,247,996
Konica Minolta Holdings, Inc.	326,500	2,646,661

		$10,894,657
Construction - 0.8%
Geberit AG	11,682	$2,469,868
Stanley Black & Decker, Inc.	56,080	4,102,813

		$6,572,681
Consumer Products - 2.9%
Henkel KGaA, IPS	93,297	$6,940,545
Kao Corp.	228,400	6,117,942
Kose Corp.	67,300	1,553,960
Procter & Gamble Co.	77,890	4,956,920
Reckitt Benckiser Group PLC	89,411	5,204,920

		$24,774,287
Electrical Equipment - 1.3%
Danaher Corp.	64,010	$3,470,622
Legrand S.A.	108,618	3,666,330
Spectris PLC	66,027	2,020,947
Tyco International Ltd.	43,000	2,413,590

		$11,571,489
Electronics - 1.5%
Halma PLC	283,540	$1,864,096
Intel Corp.	76,270	2,166,068
Samsung Electronics Co. Ltd.	3,608	4,418,058
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	296,524	4,619,844

		$13,068,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.0%
Cairn Energy PLC	495,644	$2,765,461
Occidental Petroleum Corp.	62,780	5,726,792

		$8,492,253
Energy - Integrated - 3.3%
BP PLC	1,017,637	$7,349,278
Chevron Corp.	57,550	6,132,528
Exxon Mobil Corp.	75,420	6,511,763
Royal Dutch Shell PLC, “A”	223,629	7,959,000

		$27,952,569
Food & Beverages - 2.7%
General Mills, Inc.	97,950	$3,809,276
Groupe Danone	121,051	8,516,501
Nestle S.A.	173,626	10,635,824

		$22,961,601
Food & Drug Stores - 0.7%
CVS Caremark Corp.	56,900	$2,538,878
Lawson, Inc.	58,800	3,887,075

		$6,425,953
General Merchandise - 0.6%
Target Corp.	84,560	$4,899,406

Insurance - 3.5%
Aon PLC	61,660	$3,193,988
Hiscox Ltd.	309,938	2,003,946
ING Groep N.V. (a)	394,492	2,781,701
Jardine Lloyd Thompson Group PLC	151,709	1,730,846
MetLife, Inc.	153,940	5,546,458
Prudential Financial, Inc.	55,410	3,354,521
Swiss Re Ltd.	67,856	4,253,849
Travelers Cos., Inc.	63,170	4,063,094
Zurich Insurance Group AG	13,171	3,221,464

		$30,149,867
Leisure & Toys - 0.4%
Hasbro, Inc.	95,260	$3,499,852

Machinery & Tools - 0.6%
GLORY Ltd.	72,400	$1,555,185
Neopost S.A.	34,290	1,971,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Schindler Holding AG	14,340	$1,854,807

		$5,381,492
Major Banks - 4.2%
Bank of New York Mellon Corp.	247,118	$5,844,341
Goldman Sachs Group, Inc.	32,610	3,755,042
HSBC Holdings PLC	700,340	6,309,165
JPMorgan Chase & Co.	180,530	7,759,179
State Street Corp.	64,880	2,998,754
Sumitomo Mitsui Financial Group, Inc.	54,100	1,735,410
Toronto-Dominion Bank	22,145	1,871,626
Wells Fargo & Co.	167,220	5,590,165

		$35,863,682
Medical & Health Technology & Services - 0.5%
Kobayashi Pharmaceutical Co. Ltd.	45,600	$2,287,445
Miraca Holdings, Inc.	4,100	161,096
Quest Diagnostics, Inc.	35,720	2,060,687

		$4,509,228
Medical Equipment - 1.4%
Becton, Dickinson & Co.	26,270	$2,060,882
Medtronic, Inc.	105,990	4,048,818
St. Jude Medical, Inc.	74,980	2,903,226
Synthes, Inc. (n)	16,723	2,883,435

		$11,896,361
Network & Telecom - 0.6%
Ericsson, Inc., “B”	520,149	$5,154,051

Oil Services - 0.1%
Transocean, Inc.	20,290	$1,022,413

Other Banks & Diversified Financials - 1.2%
DNB A.S.A. (l)	267,216	$2,880,897
Hachijuni Bank Ltd.	177,000	962,035
MasterCard, Inc., “A”	6,200	2,804,074
Sapporo Hokuyo Holdings, Inc.	214,200	746,266
Western Union Co.	142,030	2,610,511

		$10,003,783
Pharmaceuticals - 6.2%
Abbott Laboratories	125,380	$7,781,083
Bayer AG (l)	99,548	7,011,571

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC	401,664	$9,289,012
Johnson & Johnson	148,530	9,667,818
Pfizer, Inc.	439,820	10,085,073
Roche Holding AG	39,899	7,288,332
Santen Pharmaceutical Co. Ltd.	54,300	2,260,603

		$53,383,492
Printing & Publishing - 0.4%
Pearson PLC	172,130	$3,240,457

Railroad & Shipping - 0.4%
Canadian National Railway Co.	35,600	$3,035,968

Real Estate - 0.6%
Deutsche Wohnen AG	192,009	$2,822,472
GSW Immobilien AG (a)	60,792	2,023,427

		$4,845,899
Specialty Chemicals - 0.4%
Shin-Etsu Chemical Co. Ltd.	62,200	$3,586,204

Specialty Stores - 0.2%
Esprit Holdings Ltd.	862,000	$1,777,629

Telecommunications - Wireless - 3.1%
KDDI Corp.	1,784	$11,671,075
NTT DoCoMo, Inc.	1,946	3,310,924
Vodafone Group PLC	4,147,468	11,476,228

		$26,458,227
Telephone Services - 1.8%
AT&T, Inc.	214,470	$7,058,208
China Unicom (Hong Kong) Ltd.	1,030,000	1,832,020
Royal KPN N.V.	316,372	2,839,758
TDC A.S.	313,935	2,251,091
Telecom Italia S.p.A.	1,680,850	1,579,708

		$15,560,785
Tobacco - 3.1%
British American Tobacco PLC	154,340	$7,912,612
Japan Tobacco, Inc.	1,187	6,554,479
Philip Morris International, Inc.	139,600	12,495,596

		$26,962,687

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Trucking - 0.6%
Yamato Holdings Co. Ltd.		316,400	$4,871,290

Utilities - Electric Power - 0.5%
PG&E Corp.		96,110	$4,246,140
Total Common Stocks (Identified Cost, $419,534,057)			$512,712,497

Bonds - 34.9%
Asset-Backed & Securitized - 1.3%
Bayview Commercial Asset Trust, FRN, 1.707%, 2023 (z)	CAD	560,000	$549,115
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,650,848
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		995,797	1,052,647
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		995,797	1,117,423
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		471,019	456,889
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.003%, 2049		1,058,797	1,122,941
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.181%, 2051		1,813,786	1,940,111
Merrill Lynch Mortgage Trust, FRN, 5.847%, 2050		1,040,000	1,160,460
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.032%, 2050		214,544	222,839
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.097%, 2051		2,070,000	2,173,777

			$11,447,050
Automotive - 0.1%
Volkswagen International Finance N.V., 2.375%, 2017 (n)		$534,000	$540,258

Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020		$780,000	$906,957

Broadcasting - 0.1%
NBCUniversal Media LLC, 5.15%, 2020		$728,000	$837,650

Building - 0.1%
Owens Corning, Inc., 6.5%, 2016		$770,000	$861,340

Cable TV - 0.2%
DIRECTV Holdings LLC, 5.2%, 2020		$667,000	$741,208
Time Warner Cable, Inc., 5%, 2020		688,000	767,073

			$1,508,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - 0.1%
Dow Chemical Co., 8.55%, 2019		$580,000	$769,084

Consumer Products - 0.1%
Whirlpool Corp., 8%, 2012		$680,000	$680,000

Emerging Market Quasi-Sovereign - 1.2%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		$710,000	$809,400
Banco do Brasil S.A., 5.875%, 2022 (n)		1,254,000	1,304,160
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		319,000	321,393
BNDES Participacoes S.A., 6.5%, 2019 (n)		192,000	227,040
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)		1,196,000	1,300,650
CEZ A.S., 4.25%, 2022 (n)		823,000	819,313
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		305,000	327,976
Comision Federal de Electricidad, 5.75%, 2042 (n)		677,000	687,155
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		271,000	282,326
Empresa Nacional del Petroleo, 6.25%, 2019		265,000	302,855
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)		303,000	298,076
Pemex Project Funding Master Trust, 5.75%, 2018		523,000	596,220
Petrobras International Finance Co., 5.375%, 2021		1,879,000	2,058,313
Petroleos Mexicanos, 6%, 2020		408,000	468,180
Petroleos Mexicanos, 5.5%, 2021		232,000	258,216

			$10,061,273
Emerging Market Sovereign - 0.9%
Federative Republic of Brazil, 5.625%, 2041		$695,000	$827,050
Republic of Colombia, 6.125%, 2041		1,213,000	1,532,019
Republic of Lithuania, 6.625%, 2022 (n)		1,092,000	1,223,040
Republic of Peru, 7.35%, 2025		700,000	969,500
Republic of Peru, 5.625%, 2050		28,000	32,410
Republic of Poland, 5%, 2022		236,000	252,520
Republic of South Africa, 5.5%, 2020		399,000	453,863
Republic of South Africa, 6.25%, 2041		422,000	506,928
Russian Federation, 4.5%, 2022 (n)		200,000	207,500
Russian Federation, 5.625%, 2042 (n)		200,000	211,740
United Mexican States, 7.5%, 2027	MXN	18,300,000	1,493,889

			$7,710,459
Energy - Independent - 0.1%
Apache Corp., 4.75%, 2043		$267,000	$284,497
Encana Corp., 3.9%, 2021		450,000	443,126

			$727,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Integrated - 0.1%
LUKOIL International Finance B.V., 6.125%, 2020 (n)		$1,148,000	$1,218,338

Financial Institutions - 0.0%
SLM Corp., 6.25%, 2016		$382,000	$393,460

Food & Beverages - 0.5%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$805,232
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		1,559,000	1,619,310
Pernod Ricard S.A., 5.5%, 2042 (n)		156,000	159,471
Pernod-Ricard S.A., 4.45%, 2022 (n)		152,000	157,632
SABMiller Holdings, Inc., 3.75%, 2022 (n)		229,000	238,163
Tyson Foods, Inc., 6.85%, 2016		900,000	1,020,375

			$4,000,183
Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017		$625,000	$738,582

Forest & Paper Products - 0.2%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$793,000	$903,826
Votorantim Participacoes S.A., 6.75%, 2021 (n)		368,000	412,160

			$1,315,986
Insurance - 0.3%
American International Group, Inc., 4.875%, 2016		$830,000	$885,126
UnumProvident Corp., 6.85%, 2015 (n)		1,367,000	1,540,807

			$2,425,933
Insurance - Property & Casualty - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,540,745
Chubb Corp., 6.375% to 2017, FRN to 2067		730,000	747,338
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		804,000	735,660
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,259,000	1,233,820

			$4,257,563
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 2041		$660,000	$673,548

International Market Sovereign - 17.7%
Federal Republic of Germany, 3.75%, 2013	EUR	3,068,000	$4,236,860
Federal Republic of Germany, 3.75%, 2015	EUR	3,694,000	5,356,792
Federal Republic of Germany, 3.25%, 2021	EUR	2,889,000	4,404,567
Federal Republic of Germany, 6.25%, 2030	EUR	2,281,000	4,690,575
Government of Australia, 5.75%, 2021	AUD	5,473,000	6,649,907

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 4.5%, 2015	CAD	3,651,000	$4,030,643
Government of Canada, 4.25%, 2018	CAD	6,100,000	7,065,095
Government of Canada, 3.25%, 2021	CAD	1,158,000	1,288,295
Government of Canada, 5.75%, 2033	CAD	544,000	830,447
Government of Japan, 1.7%, 2017	JPY	740,500,000	9,923,980
Government of Japan, 1.1%, 2020	JPY	851,000,000	11,028,092
Government of Japan, 2.1%, 2024	JPY	582,650,000	8,089,844
Government of Japan, 2.2%, 2027	JPY	324,700,000	4,489,368
Government of Japan, 2.4%, 2037	JPY	304,150,000	4,243,559
Government of New Zealand, 6%, 2021	NZD	990,000	941,395
Kingdom of Belgium, 4.25%, 2021	EUR	1,881,000	2,682,997
Kingdom of Denmark, 3%, 2021	DKK	5,174,000	1,031,118
Kingdom of Norway, 3.75%, 2021	NOK	13,800,000	2,739,528
Kingdom of Spain, 4.6%, 2019	EUR	3,520,000	4,461,911
Kingdom of Sweden, 5%, 2020	SEK	28,470,000	5,340,058
Kingdom of the Netherlands, 3.75%, 2014	EUR	4,061,000	5,771,723
Kingdom of the Netherlands, 5.5%, 2028	EUR	716,000	1,289,127
Republic of Austria, 4.65%, 2018	EUR	1,966,000	2,989,110
Republic of Finland, 3.875%, 2017	EUR	806,000	1,208,267
Republic of France, 6%, 2025	EUR	1,371,000	2,336,364
Republic of France, 4.75%, 2035	EUR	3,183,000	4,909,844
Republic of Iceland, 4.875%, 2016 (n)		$1,036,000	1,044,530
Republic of Italy, 4.25%, 2015	EUR	1,662,000	2,235,849
Republic of Italy, 5.25%, 2017	EUR	5,725,000	7,779,004
Republic of Italy, 3.75%, 2021	EUR	3,174,000	3,748,090
United Kingdom Treasury, 8%, 2015	GBP	3,395,000	6,951,370
United Kingdom Treasury, 5%, 2018	GBP	2,888,000	5,671,801
United Kingdom Treasury, 8%, 2021	GBP	1,673,000	4,100,606
United Kingdom Treasury, 4.25%, 2027	GBP	1,856,000	3,580,185
United Kingdom Treasury, 4.25%, 2036	GBP	2,161,000	4,091,368

			$151,232,269
Major Banks - 1.1%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$455,000	$460,319
Bank of America Corp., 5.65%, 2018		920,000	973,018
Goldman Sachs Group, Inc., 5.75%, 2022		564,000	588,925
HSBC USA, Inc., 4.875%, 2020		600,000	616,882
ING Bank N.V., FRN, 1.875%, 2014 (n)		1,260,000	1,247,113
Macquarie Group Ltd., 6.25%, 2021 (n)		760,000	769,600
Morgan Stanley, 7.3%, 2019		980,000	1,051,868
PNC Financial Services Group, Inc., 5.125%, 2020		1,340,000	1,544,373
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	52,409

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland PLC, 6.125%, 2021	$780,000	$846,026
Wells Fargo & Co., 2.1%, 2017	1,600,000	1,598,720

		$9,749,253
Medical & Health Technology & Services - 0.2%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$1,390,000	$1,414,988
Aristotle Holding, Inc., 3.9%, 2022 (n)	156,000	160,537

		$1,575,525
Metals & Mining - 0.5%
ArcelorMittal, 9.85%, 2019	$381,000	$460,517
ArcelorMittal, 5.5%, 2021	820,000	807,677
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,213,000	1,148,290
Southern Copper Corp., 6.75%, 2040	290,000	320,179
Teck Resources Ltd., 10.75%, 2019	287,000	355,163
Vale Overseas Ltd., 5.625%, 2019	100,000	112,549
Vale Overseas Ltd., 4.625%, 2020	316,000	334,638
Vale Overseas Ltd., 4.375%, 2022	508,000	520,482

		$4,059,495
Mortgage-Backed - 4.0%
Fannie Mae, 4.762%, 2012	$853,723	$853,342
Fannie Mae, 4.518%, 2013	58,251	58,955
Fannie Mae, 5.37%, 2013	253,879	258,323
Fannie Mae, 4.78%, 2015	334,723	364,266
Fannie Mae, 4.79%, 2015	352,261	383,213
Fannie Mae, 4.856%, 2015	264,748	287,728
Fannie Mae, 5.5%, 2015	256,273	277,883
Fannie Mae, 5.09%, 2016	362,000	402,335
Fannie Mae, 5.424%, 2016	313,120	354,198
Fannie Mae, 4.99%, 2017	233,135	251,379
Fannie Mae, 5.05%, 2017	320,122	356,394
Fannie Mae, 2.578%, 2018	900,000	932,942
Fannie Mae, 3.84%, 2018	396,918	436,471
Fannie Mae, 5.16%, 2018	754,391	838,285
Fannie Mae, 5.1%, 2019	333,245	378,496
Fannie Mae, 5.18%, 2019	333,452	379,882
Fannie Mae, 6.16%, 2019	250,454	286,439
Fannie Mae, 5%, 2020 - 2040	6,546,462	7,212,287
Fannie Mae, 4.5%, 2025 - 2034	3,387,155	3,639,294
Fannie Mae, 6%, 2037 - 2038	1,464,134	1,643,555
Freddie Mac, 3.882%, 2017	733,000	810,188
Freddie Mac, 2.412%, 2018 (n)	802,000	826,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5.085%, 2019	$589,000	$684,125
Freddie Mac, 3.32%, 2020	580,339	625,999
Freddie Mac, 5.5%, 2037	969,823	1,066,843
Freddie Mac, 4.5%, 2040	7,347,525	7,846,209
Ginnie Mae, 5%, 2040 - 2041	2,497,201	2,773,559

		$34,228,714
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$884,000	$914,753

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$1,100,000	$1,263,268

Other Banks & Diversified Financials - 0.6%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,000,000	$959,402
BB&T Corp., 3.95%, 2016	1,290,000	1,404,031
Capital One Financial Corp., 8.8%, 2019	750,000	947,176
Citigroup, Inc., 6.125%, 2018	1,250,000	1,387,516
SunTrust Banks, Inc., 3.5%, 2017	302,000	309,773
Svenska Handelsbanken AB, 2.875%, 2017	383,000	389,409

		$5,397,307
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,140,000	$1,328,906

Retailers - 0.1%
Home Depot, Inc., 5.95%, 2041	$678,000	$833,680

Telecommunications - Wireless - 0.1%
American Tower Corp., REIT, 4.7%, 2022	$167,000	$171,437
Crown Castle Towers LLC, 6.113%, 2020 (n)	615,000	702,313

		$873,750
Telephone Services - 0.1%
Oi S.A., 5.75%, 2022 (n)	$898,000	$920,450

Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$820,000	$1,113,426

Transportation - Services - 0.0%
ERAC USA Finance Co., 2.75%, 2017 (n)	$192,000	$193,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,250,834
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	527,000	526,452
Small Business Administration, 5.09%, 2025	111,621	124,705
Small Business Administration, 5.21%, 2026	1,544,204	1,722,701
Small Business Administration, 5.31%, 2027	785,825	882,330

		$4,507,022
U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds, 6.875%, 2025	$4,208,000	$6,398,790
U.S. Treasury Bonds, 5.25%, 2029	423,000	574,288
U.S. Treasury Bonds, 4.5%, 2039	4,376,600	5,591,789
U.S. Treasury Notes, 4.75%, 2017	10,419,000	12,500,362
U.S. Treasury Notes, 3.5%, 2020	1,226,000	1,408,847

		$26,474,076
Utilities - Electric Power - 0.3%
Enel Finance International S.A., 6%, 2039 (n)	$731,000	$618,311
Progress Energy, Inc., 7.05%, 2019	1,160,000	1,460,607
TECO Energy, Inc., 6.572%, 2017	780,000	919,690

		$2,998,608
Total Bonds (Identified Cost, $283,360,340)		$298,737,279

	Strike Price		First Exercise

Rights - 0.0%
Real Estate - 0.0%
GSW Immobilien AG (3 shares for 13 rights) (Identified Cost, $0) (a)	EUR	21.30	4/19/12	60,792	$71,402

Money Market Funds - 4.8%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)				41,327,735	$41,327,735

Collateral for Securities Loaned - 0.9%
Morgan Stanley Repurchase Agreement, 0.2%, dated 4/30/12, due 5/01/12, total to be received $7,769,630 (secured by U.S. Treasury and Federal Agency obligations valued at $7,924,982 in an individuallly traded account), at Cost and Value				7,769,588	$7,769,588
Total Investments (Identified Cost, $751,991,720)					$860,618,501

Other Assets, Less Liabilities - (0.5)%					(4,027,205)
Net Assets - 100.0%					$856,591,296

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,654,287, representing 3.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.707%, 2023	5/25/06	$506,329	$549,115
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	457,244	456,889
Total Restricted Securities			$1,006,004
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CHF	UBS AG	2,230,000	7/13/12	$2,435,189	$2,459,165	$23,976
BUY	CZK	UBS AG	7,375,000	7/13/12	389,086	391,235	2,149
BUY	DKK	Goldman Sachs International	766,513	7/13/12	134,724	136,462	1,738
BUY	EUR	Barclays Bank PLC	892,445	7/13/12	1,173,923	1,181,790	7,867
BUY	EUR	UBS AG	17,000,228	6/15/12	22,303,960	22,507,622	203,662
BUY	GBP	Deutsche Bank AG	102,000	7/13/12	164,410	165,462	1,052
SELL	GBP	Barclays Bank PLC	10,000	7/13/12	16,264	16,222	42
BUY	HUF	Barclays Bank PLC	251,000	6/22/12	1,117	1,150	33
BUY	JPY	Barclays Bank PLC	171,232,000	7/13/12	2,124,283	2,146,173	21,890
BUY	JPY	JPMorgan Chase Bank N.A.	2,117,244,304	7/13/12	26,144,144	26,536,929	392,785
BUY	KRW	JPMorgan Chase Bank N.A.	3,372,736,000	6/18/12	2,959,579	2,974,666	15,087
BUY	MXN	JPMorgan Chase Bank N.A.	9,909,000	5/14/12	752,146	759,783	7,637
SELL	MXN	Barclays Bank PLC	9,308,000	5/14/12	728,011	713,701	14,310
SELL	MXN	Deutsche Bank AG	4,166,629	5/14/12	324,527	319,481	5,046
BUY	MYR	JPMorgan Chase Bank N.A.	1,885,864	6/19/12	614,608	620,998	6,390
BUY	PLN	Barclays Bank PLC	260,000	7/12/12	79,906	81,789	1,883
BUY	RUB	Barclays Bank PLC	23,761,000	6/01/12	804,544	804,633	89
BUY	SGD	Deutsche Bank AG	652,000	7/13/12	516,804	526,971	10,167
BUY	THB	HSBC Bank	22,050,000	6/20/12	711,922	715,804	3,882
BUY	ZAR	Deutsche Bank AG	6,609,933	5/23/12	821,620	847,571	25,951

							$745,636

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Citibank N.A.	139,000	7/13/12	$142,392	$143,741	$(1,349)
SELL	AUD	Westpac Banking Corp.	2,039,959	7/13/12	2,077,892	2,109,526	(31,634)
SELL	CAD	Merrill Lynch International Bank	4,639,650	7/13/12	4,628,311	4,688,879	(60,568)
BUY	CNY	Deutsche Bank AG	5,153,000	6/13/12	817,456	815,636	(1,820)
SELL	CNY	Deutsche Bank AG	5,160,000	6/13/12	812,790	816,744	(3,954)
BUY	EUR	Deutsche Bank AG	679,000	7/13/12	900,558	899,143	(1,415)
SELL	EUR	Barclays Bank PLC	211,000	7/13/12	275,941	279,409	(3,468)
SELL	EUR	Deutsche Bank AG	146,000	7/13/12	190,978	193,335	(2,357)
SELL	EUR	JPMorgan Chase Bank N.A.	1,366,454	7/13/12	1,786,611	1,809,480	(22,869)
SELL	GBP	Barclays Bank PLC	1,746,701	7/13/12	2,768,451	2,833,467	(65,016)
SELL	GBP	Deutsche Bank AG	1,746,701	7/13/12	2,767,946	2,833,467	(65,521)
SELL	GBP	Goldman Sachs International	43,000	7/13/12	68,345	69,754	(1,409)
BUY	JPY	Citibank N.A.	26,199,000	7/13/12	328,496	328,371	(125)
SELL	JPY	JPMorgan Chase Bank N.A.	23,772,000	7/13/12	291,256	297,951	(6,695)
BUY	MXN	Citibank N.A.	11,327,000	5/14/12	882,047	868,510	(13,537)
BUY	MXN	JPMorgan Chase Bank N.A.	5,645,371	5/14/12	439,619	432,864	(6,755)
SELL	MXN	Deutsche Bank AG	20,590,000	7/13/12	1,549,495	1,570,094	(20,599)
BUY	MYR	Barclays Bank PLC	2,534,000	5/14/12	839,907	836,620	(3,287)
SELL	MYR	Deutsche Bank AG	2,455,000	5/14/12	798,114	810,537	(12,423)
SELL	NOK	Barclays Bank PLC	12,646,150	7/12/12	2,167,638	2,203,483	(35,845)
SELL	NZD	Barclays Bank PLC	674,704	7/12/12	545,595	549,098	(3,503)
BUY	PLN	JPMorgan Chase Bank N.A.	2,494,000	5/14/12	794,951	789,875	(5,076)
SELL	RUB	JPMorgan Chase Bank N.A.	23,804,000	6/01/12	793,467	806,089	(12,622)
SELL	SEK	Credit Suisse Group	22,298,734	7/13/12	3,266,455	3,308,026	(41,571)
SELL	SEK	Deutsche Bank AG	398,000	7/13/12	58,424	59,044	(620)

							$(424,038)

At April 30, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $710,663,985)	$819,290,766
Underlying affiliated funds, at cost and value	41,327,735
Total investments, at value, including $7,109,342 of securities on loan (identified cost, $751,991,720)	$860,618,501
Restricted cash	20,000
Receivables for
Forward foreign currency exchange contracts	745,636
Investments sold	578,514
Fund shares sold	1,997,160
Interest and dividends	6,124,336
Other assets	5,335
Total assets	$870,089,482
Liabilities
Payable to custodian	$118
Payables for
Forward foreign currency exchange contracts	424,038
Investments purchased	3,546,954
Fund shares reacquired	1,185,886
Collateral for securities loaned, at value	7,769,588
Payable to affiliates
Investment adviser	72,221
Shareholder servicing costs	356,659
Distribution and service fees	41,440
Payable for independent Trustees’ compensation	36,719
Accrued expenses and other liabilities	64,563
Total liabilities	$13,498,186
Net assets	$856,591,296
Net assets consist of
Paid-in capital	$781,321,418
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $989 deferred country tax)	109,017,226
Accumulated net realized gain (loss) on investments and foreign currency transactions	(36,310,024)
Undistributed net investment income	2,562,676
Net assets	$856,591,296
Shares of beneficial interest outstanding	60,618,935

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$505,432,620	35,891,884	$14.08
Class B	59,754,954	4,147,793	14.41
Class C	183,720,998	12,898,646	14.24
Class I	49,712,818	3,560,354	13.96
Class R1	3,269,136	230,406	14.19
Class R2	7,528,260	538,302	13.99
Class R3	7,667,810	546,064	14.04
Class R4	39,504,700	2,805,486	14.08
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.94 [100 / 94.25 x $14.08]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,422,156
Interest	5,110,155
Dividends from underlying affiliated funds	16,386
Foreign taxes withheld	(348,954)
Total investment income	$13,199,743
Expenses
Management fee	$3,349,768
Distribution and service fees	1,799,875
Shareholder servicing costs	523,951
Administrative services fee	65,672
Independent Trustees’ compensation	12,495
Custodian fee	82,354
Shareholder communications	30,902
Audit and tax fees	30,634
Legal fees	5,877
Miscellaneous	82,781
Total expenses	$5,984,309
Reduction of expenses by investment adviser	(194,084)
Net expenses	$5,790,225
Net investment income	$7,409,518
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$6,216,081
Foreign currency transactions	(3,489,536)
Net realized gain (loss) on investments and foreign currency transactions	$2,726,545
Change in unrealized appreciation (depreciation)
Investments (net of $989 increase in deferred country tax)	$34,796,080
Translation of assets and liabilities in foreign currencies	811,503
Net unrealized gain (loss) on investments and foreign currency translation	$35,607,583
Net realized and unrealized gain (loss) on investments and foreign currency	$38,334,128
Change in net assets from operations	$45,743,646

See Notes to Financial Statements

Financial Statement

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
From operations
Net investment income	$7,409,518	$12,856,118
Net realized gain (loss) on investments and foreign currency transactions	2,726,545	24,935,072
Net unrealized gain (loss) on investments and foreign currency translation	35,607,583	(4,672,704)
Change in net assets from operations	$45,743,646	$33,118,486
Distributions declared to shareholders
From net investment income	$(11,639,585)	$(20,770,167)
Change in net assets from fund share transactions	$42,927,345	$22,125,993
Total change in net assets	$77,031,406	$34,474,312
Net assets
At beginning of period	779,559,890	745,085,578
At end of period (including undistributed net investment income of $2,562,676 and $6,792,743, respectively)	$856,591,296	$779,559,890

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class(assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.52		$13.31	$12.49	$11.23	$15.66	$15.05
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.26	$0.22	$0.20	$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		0.35	0.85	1.53	(3.10)	1.67
Total from investment operations	$0.77		$0.61	$1.07	$1.73	$(2.83)	$1.96
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.40)	$(0.25)	$(0.37)	$(0.56)	$(0.30)
From net realized gain on investments	—		—	—	(0.10)	(1.04)	(1.05)
Total distributions declared to shareholders	$(0.21)		$(0.40)	$(0.25)	$(0.47)	$(1.60)	$(1.35)
Net asset value, end of period (x)	$14.08		$13.52	$13.31	$12.49	$11.23	$15.66
Total return (%) (r)(s)(t)(x)	5.84	(n)	4.69	8.71	16.10	(19.92)	13.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.30	1.33	1.39	1.42	1.46
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.27	1.30	1.30
Net investment income	2.05	(a)	1.89	1.71	1.77	1.97	1.97
Portfolio turnover	18		46	66	75	96	66
Net assets at end of period (000 omitted)	$505,433		$477,216	$466,793	$434,536	$368,117	$450,366

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.83		$13.60	$12.76	$11.46	$15.93	$15.28
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.16	$0.12	$0.12	$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		0.36	0.88	1.57	(3.15)	1.70
Total from investment operations	$0.74		$0.52	$1.00	$1.69	$(2.97)	$1.90
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.29)	$(0.16)	$(0.29)	$(0.46)	$(0.20)
From net realized gain on investments	—		—	—	(0.10)	(1.04)	(1.05)
Total distributions declared to shareholders	$(0.16)		$(0.29)	$(0.16)	$(0.39)	$(1.50)	$(1.25)
Net asset value, end of period (x)	$14.41		$13.83	$13.60	$12.76	$11.46	$15.93
Total return (%) (r)(s)(t)(x)	5.47	(n)	3.94	7.86	15.27	(20.39)	13.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.05	2.08	2.11	2.07	2.11
Expenses after expense reductions (f)	2.00	(a)	2.00	2.00	1.98	1.95	1.95
Net investment income	1.30	(a)	1.14	0.96	1.05	1.32	1.32
Portfolio turnover	18		46	66	75	96	66
Net assets at end of period (000 omitted)	$59,755		$56,479	$54,548	$53,054	$59,239	$95,689

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.67		$13.45	$12.62	$11.35	$15.80	$15.18
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.16	$0.12	$0.12	$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		0.36	0.87	1.54	(3.12)	1.68
Total from investment operations	$0.74		$0.52	$0.99	$1.66	$(2.94)	$1.88
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.30)	$(0.16)	$(0.29)	$(0.47)	$(0.21)
From net realized gain on investments	—		—	—	(0.10)	(1.04)	(1.05)
Total distributions declared to shareholders	$(0.17)		$(0.30)	$(0.16)	$(0.39)	$(1.51)	$(1.26)
Net asset value, end of period (x)	$14.24		$13.67	$13.45	$12.62	$11.35	$15.80
Total return (%) (r)(s)(t)(x)	5.47	(n)	3.92	7.88	15.22	(20.39)	13.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.05	2.08	2.11	2.07	2.11
Expenses after expense reductions (f)	2.00	(a)	2.00	2.00	1.99	1.95	1.95
Net investment income	1.31	(a)	1.14	0.96	1.04	1.32	1.32
Portfolio turnover	18		46	66	75	96	66
Net assets at end of period (000 omitted)	$183,721		$171,596	$170,189	$155,007	$123,754	$132,343

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.41		$13.20	$12.39	$11.16	$15.55	$14.95
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.29	$0.25	$0.20	$0.31	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		0.35	0.85	1.54	(3.05)	1.66
Total from investment operations	$0.78		$0.64	$1.10	$1.74	$(2.74)	$2.01
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.43)	$(0.29)	$(0.41)	$(0.61)	$(0.36)
From net realized gain on investments	—		—	—	(0.10)	(1.04)	(1.05)
Total distributions declared to shareholders	$(0.23)		$(0.43)	$(0.29)	$(0.51)	$(1.65)	$(1.41)
Net asset value, end of period (x)	$13.96		$13.41	$13.20	$12.39	$11.16	$15.55
Total return (%) (r)(s)(x)	5.94	(n)	5.00	8.97	16.27	(19.51)	14.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.08	1.09	1.07	1.11
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	0.99	0.95	0.95
Net investment income	2.36	(a)	2.17	1.97	1.76	2.31	2.34
Portfolio turnover	18		46	66	75	96	66
Net assets at end of period (000 omitted)	$49,713		$26,765	$13,801	$15,697	$3,066	$3,691

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.62		$13.40	$12.58	$11.32	$15.77	$15.17
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.15	$0.12	$0.12	$0.17	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		0.37	0.86	1.54	(3.11)	1.69
Total from investment operations	$0.74		$0.52	$0.98	$1.66	$(2.94)	$1.86
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.30)	$(0.16)	$(0.30)	$(0.47)	$(0.21)
From net realized gain on investments	—		—	—	(0.10)	(1.04)	(1.05)
Total distributions declared to shareholders	$(0.17)		$(0.30)	$(0.16)	$(0.40)	$(1.51)	$(1.26)
Net asset value, end of period (x)	$14.19		$13.62	$13.40	$12.58	$11.32	$15.77
Total return (%) (r)(s)(x)	5.49	(n)	3.95	7.83	15.20	(20.42)	13.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.05	2.08	2.10	2.11	2.24
Expenses after expense reductions (f)	2.00	(a)	2.00	2.00	1.99	1.98	2.05
Net investment income	1.31	(a)	1.13	0.97	1.02	1.26	1.11
Portfolio turnover	18		46	66	75	96	66
Net assets at end of period (000 omitted)	$3,269		$3,126	$3,042	$2,460	$1,161	$1,044

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.43		$13.22	$12.41	$11.17	$15.57	$14.97
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.22	$0.19	$0.18	$0.24	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.36	0.84	1.51	(3.06)	1.68
Total from investment operations	$0.76		$0.58	$1.03	$1.69	$(2.82)	$1.91
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.37)	$(0.22)	$(0.35)	$(0.54)	$(0.26)
From net realized gain on investments	—		—	—	(0.10)	(1.04)	(1.05)
Total distributions declared to shareholders	$(0.20)		$(0.37)	$(0.22)	$(0.45)	$(1.58)	$(1.31)
Net asset value, end of period (x)	$13.99		$13.43	$13.22	$12.41	$11.17	$15.57
Total return (%) (r)(s)(x)	5.76	(n)	4.46	8.39	15.81	(19.98)	13.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55	1.58	1.61	1.59	1.80
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.49	1.47	1.60
Net investment income	1.84	(a)	1.64	1.48	1.57	1.81	1.58
Portfolio turnover	18		46	66	75	96	66
Net assets at end of period (000 omitted)	$7,528		$5,687	$4,738	$5,459	$3,202	$2,306

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.48		$13.27	$12.46	$11.21	$15.62	$15.02
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.25	$0.21	$0.20	$0.28	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.36	0.85	1.53	(3.08)	1.66
Total from investment operations	$0.78		$0.61	$1.06	$1.73	$(2.80)	$1.95
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.40)	$(0.25)	$(0.38)	$(0.57)	$(0.30)
From net realized gain on investments	—		—	—	(0.10)	(1.04)	(1.05)
Total distributions declared to shareholders	$(0.22)		$(0.40)	$(0.25)	$(0.48)	$(1.61)	$(1.35)
Net asset value, end of period (x)	$14.04		$13.48	$13.27	$12.46	$11.21	$15.62
Total return (%) (r)(s)(x)	5.86	(n)	4.72	8.65	16.10	(19.80)	13.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.30	1.33	1.36	1.35	1.50
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.24	1.23	1.35
Net investment income	2.06	(a)	1.87	1.70	1.78	2.02	1.94
Portfolio turnover	18		46	66	75	96	66
Net assets at end of period (000 omitted)	$7,668		$6,308	$5,223	$4,593	$3,431	$3,951

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.52		$13.30	$12.49	$11.24	$15.65	$15.03
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.29	$0.25	$0.23	$0.29	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		0.36	0.85	1.53	(3.05)	1.71
Total from investment operations	$0.79		$0.65	$1.10	$1.76	$(2.76)	$1.99
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.43)	$(0.29)	$(0.41)	$(0.61)	$(0.32)
From net realized gain on investments	—		—	—	(0.10)	(1.04)	(1.05)
Total distributions declared to shareholders	$(0.23)		$(0.43)	$(0.29)	$(0.51)	$(1.65)	$(1.37)
Net asset value, end of period (x)	$14.08		$13.52	$13.30	$12.49	$11.24	$15.65
Total return (%) (r)(s)(x)	5.97	(n)	5.04	8.90	16.33	(19.53)	14.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.08	1.11	1.05	1.21
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	0.99	0.95	1.05
Net investment income	2.35	(a)	2.16	1.98	2.07	2.15	2.00
Portfolio turnover	18		46	66	75	96	66
Net assets at end of period (000 omitted)	$39,505		$32,383	$26,752	$22,340	$14,809	$428

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments),

Notes to Financial Statements (unaudited) – continued

including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$245,436,103	$—	$—	$245,436,103
United Kingdom	80,542,939	—	—	80,542,939
Japan	1,555,185	64,891,075	—	66,446,260
Switzerland	35,668,003	—	—	35,668,003
Germany	18,798,016	71,402	—	18,869,418
Netherlands	16,691,320	—	—	16,691,320
France	14,154,331	—	—	14,154,331
Sweden	5,154,051	—	—	5,154,051
Canada	4,907,594	—	—	4,907,594
Other Countries	18,919,615	5,994,265	—	24,913,880
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	30,981,098	—	30,981,098
Non-U.S. Sovereign Debt	—	169,677,549	—	169,677,549
Corporate Bonds	—	35,374,805	—	35,374,805
Residential Mortgage-Backed Securities	—	34,228,714	—	34,228,714
Commercial Mortgage-Backed Securities	—	10,990,161	—	10,990,161

Notes to Financial Statements (unaudited) – continued

Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities (including CDOs)	—	456,889	—	456,889
Foreign Bonds	—	17,028,063	—	17,028,063
Short Term Securities	—	7,769,588	—	7,769,588
Mutual Funds	41,327,735	—	—	41,327,735
Total Investments	$483,154,892	$377,463,609	$—	$860,618,501

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$321,598	$—	$321,598

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $174,197,762 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as

Notes to Financial Statements (unaudited) – continued

alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$745,636	$424,038

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$(3,377,445)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$770,428

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a

Notes to Financial Statements (unaudited) – continued

certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed

Notes to Financial Statements (unaudited) – continued

of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended April 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$20,770,167

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$770,399,060
Gross appreciation	100,589,985
Gross depreciation	(10,370,544)
Net unrealized appreciation (depreciation)	$90,219,441

As of 10/31/11
Undistributed ordinary income	7,646,737
Capital loss carryforwards	(21,044,247)
Other temporary differences	(1,215,009)
Net unrealized appreciation (depreciation)	55,778,336

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
10/31/17	$(19,777,700)
10/31/18	(1,266,547)
Total	$(21,044,247)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/12	Year ended 10/31/11
Class A	$7,590,089	$13,964,756
Class B	672,230	1,185,307
Class C	2,075,554	3,724,452
Class I	498,186	575,529
Class R1	38,075	66,295
Class R2	84,915	134,636
Class R3	110,619	170,727
Class R4	569,917	948,465
Total	$11,639,585	$20,770,167

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million and 0.70% of average daily net assets in excess of $1.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. This management fee reduction amounted to $135,178, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.81% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. For the six months ended April 30, 2012, this reduction amounted to $57,508 and is reflected as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $203,008 for the six months ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$604,316
Class B	0.75%	0.25%	1.00%	1.00%	285,102
Class C	0.75%	0.25%	1.00%	1.00%	870,692
Class R1	0.75%	0.25%	1.00%	1.00%	15,465
Class R2	0.25%	0.25%	0.50%	0.50%	15,534
Class R3	—	0.25%	0.25%	0.25%	8,766
Total Distribution and Service Fees					$1,799,875

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2012, were as follows:

Amount
Class A	$1,777
Class B	44,038
Class C	5,798

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net

Notes to Financial Statements (unaudited) – continued

assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2012, the fee was $146,501, which equated to 0.0367% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $377,450.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $364 and the Retirement Deferral plan resulted in an expense of $2,499. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $34,395 at April 30, 2012,

Notes to Financial Statements (unaudited) – continued

and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,401 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,398, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$75,974,791	$57,015,836
Investments (non-U.S. Government securities)	$94,084,250	$85,218,298

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,054,985	$55,051,215	7,144,418	$96,840,403
Class B	501,899	6,958,183	1,130,032	15,663,721
Class C	1,280,730	17,613,695	2,234,876	30,565,955
Class I	1,690,367	23,071,656	1,386,108	18,787,974
Class R1	20,626	282,081	46,980	641,433
Class R2	156,121	2,111,406	146,796	1,962,387
Class R3	126,019	1,692,168	159,823	2,140,307
Class R4	566,616	7,767,758	703,306	9,511,231
	8,397,363	$114,548,162	12,952,339	$176,113,411
Shares issued to shareholders in reinvestment of distributions
Class A	505,414	$6,661,801	912,518	$12,007,780
Class B	40,984	550,084	72,164	966,775
Class C	108,841	1,444,868	195,284	2,588,388
Class I	23,250	304,657	21,495	281,053
Class R1	2,879	38,075	5,020	66,295
Class R2	5,122	66,999	8,167	106,657
Class R3	8,416	110,619	13,024	170,727
Class R4	43,165	569,917	71,998	948,465
	738,071	$9,747,020	1,299,670	$17,136,140
Shares reacquired
Class A	(3,966,821)	$(53,971,328)	(7,841,911)	$(106,189,906)
Class B	(479,778)	(6,647,512)	(1,129,344)	(15,628,581)
Class C	(1,040,556)	(14,333,745)	(2,533,619)	(34,667,287)
Class I	(149,700)	(2,017,978)	(456,626)	(6,110,197)
Class R1	(22,579)	(302,672)	(49,517)	(676,810)
Class R2	(46,423)	(627,044)	(89,916)	(1,208,559)
Class R3	(56,257)	(756,921)	(98,484)	(1,322,972)
Class R4	(199,825)	(2,710,637)	(390,646)	(5,319,246)
	(5,961,939)	$(81,367,837)	(12,590,063)	$(171,123,558)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Net change
Class A	593,578	$7,741,688	215,025	$2,658,277
Class B	63,105	860,755	72,852	1,001,915
Class C	349,015	4,724,818	(103,459)	(1,512,944)
Class I	1,563,917	21,358,335	950,977	12,958,830
Class R1	926	17,484	2,483	30,918
Class R2	114,820	1,551,361	65,047	860,485
Class R3	78,178	1,045,866	74,363	988,062
Class R4	409,956	5,627,038	384,658	5,140,450
	3,173,495	$42,927,345	1,661,946	$22,125,993

Class R5 shares were not offered during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $2,824 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,323,208	87,445,299	(81,440,772)	41,327,735

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,386	$41,327,735

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.